UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

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BBH TRUST
On behalf of the following series:

BBH Select Series — Mid Cap Fund
BBH Partner Fund — International Equity
BBH Limited Duration Fund
BBH Income Fund
BBH Select Series — Large Cap Fund
BBH Intermediate Municipal Bond Fund
BBH U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

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140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Reports to Stockholders.

BBH Select Series - Mid Cap Fund

Class I: BBMIX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Select Series - Mid Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Select Series - Mid Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$38	0.81%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$482,850,673
  # of Portfolio Holdings29
  Portfolio Turnover Rate13%

Top Ten Holdings (% of Total Net Assets)

Guidewire Software, Inc.	6.2%
GFL Environmental, Inc. (Canada)	5.8%
Take-Two Interactive Software, Inc.	4.9%
Watsco, Inc.	4.7%
CBRE Group, Inc. (Class A)	4.6%
Shift4 Payments, Inc. (Class A)	4.5%
Brown & Brown, Inc.	4.4%
AptarGroup, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Wyndham Hotels & Resorts, Inc.	3.8%

Sector Diversification (% of Investments)

Common Stock:
Communication Services	5.1%
Consumer Discretionary	9.8%
Consumer Staples	3.3%
Financials	13.2%
Health Care	8.0%
Industrials	25.6%
Information Technology	21.5%
Materials	8.8%
Real Estate	4.7%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Partner Fund - International Equity

Class I: BBHLX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Partner Fund - International Equity for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Partner Fund - International Equity at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.63%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$2,375,659,169
  # of Portfolio Holdings73
  Portfolio Turnover Rate39%

Top Ten Holdings

(% of Total Net Assets)

BAE Systems, Plc.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.9%
London Stock Exchange Group, Plc.	3.7%
Thales S.A.	3.7%
CRH, Plc.	3.0%
Obic Co., Ltd.	2.7%
Keyence Corp.	2.4%
Safran S.A.	2.4%
SAP SE	2.1%
Alcon AG	2.1%

Country Diversification

(% of Investments)

Japan	14.5%
France	14.0%
United Kingdom	13.9%
Canada	8.2%
Ireland	7.0%
Germany	6.8%
Netherlands	6.0%
Switzerland	5.1%
Taiwan	4.3%
Sweden	3.3%
Others	16.9%

Sector Diversification

(% of Investments)

Common Stock:
Communication Services	3.9%
Consumer Discretionary	9.5%
Consumer Staples	5.9%
Energy	1.4%
Financials	11.0%
Health Care	8.2%
Industrials	27.0%
Information Technology	23.0%
Materials	8.2%
Preferred Stocks:
Consumer Discretionary	1.0%
Registered Investment Companies	0.9%
Warrants:
Information Technology	0.0%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class I: BBBIX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$14	0.27%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,549,213,846
  # of Portfolio Holdings471
  Portfolio Turnover Rate20%

Top Ten Holdings (% of Total Net Assets)*

Capital One Financial Corp., 4.200%, 10/29/2025	1.2%
Air Lease Corp., 2.875%, 1/15/2026	1.0%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.9%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Whirlpool Corp., 5.672%, 9/23/2025	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.7%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Charter Communications Operating LLC Term B4, 6.298%, 12/7/2030	0.6%
Sutter Health, 1.321%, 8/15/2025	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	54.9%
Loan Participations and Assignments	7.7%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	0.5%
U.S. Treasury Bills	13.1%
U.S. Treasury Bonds and Notes	0.3%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Limited Duration Fund

Class N: BBBMX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Limited Duration Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Limited Duration Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$9,549,213,846
  # of Portfolio Holdings471
  Portfolio Turnover Rate20%

Top Ten Holdings (% of Total Net Assets)*

Capital One Financial Corp., 4.200%, 10/29/2025	1.2%
Air Lease Corp., 2.875%, 1/15/2026	1.0%
NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/2025	0.9%
Ares Capital Corp., 3.875%, 1/15/2026	0.7%
Whirlpool Corp., 5.672%, 9/23/2025	0.7%
Royal Bank of Canada, 4.715%, 3/27/2028	0.7%
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	0.7%
Charter Communications Operating LLC Term B4, 6.298%, 12/7/2030	0.6%
Sutter Health, 1.321%, 8/15/2025	0.6%
General Motors Financial Co., Inc., 1.250%, 1/8/2026	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	19.4%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	54.9%
Loan Participations and Assignments	7.7%
Municipal Bonds	0.3%
Residential Mortgage Backed Securities	0.1%
U.S. Government Agency Obligations	0.5%
U.S. Treasury Bills	13.1%
U.S. Treasury Bonds and Notes	0.3%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Income Fund

Class I: BBNIX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Income Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Income Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,564,262,818
  # of Portfolio Holdings344
  Portfolio Turnover Rate14%

Top Ten Holdings (% of Total Net Assets)*

Ares Capital Corp., 2.150%, 7/15/2026	0.7%
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/2034	0.7%
PFS Financing Corp. 2024-F, 4.750%, 8/15/2029	0.7%
Connect Finco S.a.r.l., 8.822%, 9/27/2029	0.6%
XPLR Infrastructure LP, 0.000%, 11/15/2025	0.6%
INTOWN Mortgage Trust 2025-STAY, 5.672%, 3/15/2042	0.6%
Whirlpool Corp., 5.672%, 9/23/2025	0.6%
Cogent Ipv4 LLC 2024-1A, 7.924%, 5/25/2054	0.6%
Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026	0.6%
Enstar Finance LLC, 5.500%, 1/15/2042	0.6%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	18.0%
Commercial Mortgage Backed Securities	6.8%
Corporate Bonds	38.6%
Loan Participations and Assignments	12.5%
Municipal Bonds	0.1%
Preferred Securities	1.8%
Residential Mortgage Backed Securities	0.0%
U.S. Government Agency Obligations	1.3%
U.S. Treasury Bills	1.9%
U.S. Treasury Bonds and Notes	19.0%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Select Series - Large Cap Fund

Class I: BBLIX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Select Series - Large Cap Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Select Series - Large Cap Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$35	0.71%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$458,604,888
  # of Portfolio Holdings31
  Portfolio Turnover Rate7%

Top Ten Holdings (% of Total Net Assets)

Alphabet, Inc. (Class C)	6.7%
Microsoft Corp.	6.3%
Mastercard, Inc. (Class A)	6.2%
Berkshire Hathaway, Inc. (Class A)	6.1%
Linde, Plc. (Ireland)	5.4%
KLA Corp.	5.2%
Oracle Corp.	4.9%
Waste Management, Inc.	4.8%
Costco Wholesale Corp.	4.4%
Amazon.com, Inc.	4.3%

Sector Diversification (% of Investments)

Common Stock:
Communication Services	6.8%
Consumer Discretionary	8.1%
Consumer Staples	5.7%
Financials	23.3%
Health Care	15.7%
Industrials	8.6%
Information Technology	26.3%
Materials	5.5%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class I: BBIIX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,465,624,658
  # of Portfolio Holdings380
  Portfolio Turnover Rate*97%

  *      21% excluding variable rate demand notes.

Top Ten Holdings (% of Total Net Assets)*

Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.2%
California Community Choice Financing Authority, Revenue Bonds, 4.070%, 2/1/2052	1.1%
State of Ohio, Revenue Bonds, 3.000%, 5/1/2025	1.1%
City of Los Angeles Department of Airports, Revenue Bonds, 5.250%, 5/15/2042	1.1%
Michigan Finance Authority, Revenue Bonds, 4.370%, 4/15/2047	1.1%
Modesto Irrigation District, Revenue Bonds, NPFG, 3.699%, 9/1/2037	1.0%
Los Angeles Department of Water & Power, Revenue Bonds, 3.000%, 7/1/2048	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.000%, 10/1/2036	1.0%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	0.6%
Commercial Mortgage Backed Securities	1.2%
Municipal Bonds	92.2%
Short-term Municipal Bonds	0.5%
U.S. Treasury Bills	5.5%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH Intermediate Municipal Bond Fund

Class N: BBINX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH Intermediate Municipal Bond Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH Intermediate Municipal Bond Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Class N	$32	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$1,465,624,658
  # of Portfolio Holdings380
  Portfolio Turnover Rate*97%

  *      21% excluding variable rate demand notes.

Top Ten Holdings (% of Total Net Assets)*

Salt Verde Financial Corp., Revenue Bonds, 5.000%, 12/1/2037	1.2%
City of South Miami Health Facilities Authority, Inc., Revenue Bonds, 5.000%, 8/15/2042	1.2%
California Community Choice Financing Authority, Revenue Bonds, 4.070%, 2/1/2052	1.1%
State of Ohio, Revenue Bonds, 3.000%, 5/1/2025	1.1%
City of Los Angeles Department of Airports, Revenue Bonds, 5.250%, 5/15/2042	1.1%
Michigan Finance Authority, Revenue Bonds, 4.370%, 4/15/2047	1.1%
Modesto Irrigation District, Revenue Bonds, NPFG, 3.699%, 9/1/2037	1.0%
Los Angeles Department of Water & Power, Revenue Bonds, 3.000%, 7/1/2048	1.0%
Central Plains Energy Project, Revenue Bonds, 5.000%, 5/1/2053	1.0%
County of Miami-Dade Aviation Revenue, Revenue Bonds, 5.000%, 10/1/2036	1.0%

  *      Does not include U.S. Government and Agency Obligations and other short-term instruments.

Breakdown by Security Type (% of Investments)

Asset Backed Securities	0.6%
Commercial Mortgage Backed Securities	1.2%
Municipal Bonds	92.2%
Short-term Municipal Bonds	0.5%
U.S. Treasury Bills	5.5%

Material Fund Changes

Effective January 1, 2025, for investment advisory and administrative services, the Investment Adviser receives a combined fee, computed daily and payable monthly, equal to 0.40% per annum on the first $2.5 billion and 0.35% per annum for amounts over $2.5 billion of the average daily net assets of the Fund.

Matthew Hyman, Managing Director of BBH, was appointed as a co-portfolio manager of the Fund in 2025.

There were no other material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

BBH U.S. Government Money Market Fund

Institutional Shares: BBSXX

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about BBH U.S. Government Money Market Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about BBH U.S. Government Money Market Fund at http://www.bbhfunds.com. You can also request this information by contacting us at 1-800-625-5759.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

  Total Net Assets$6,956,789,011
  # of Portfolio Holdings24

Top Ten Holdings (% of Total Net Assets)

U.S. Treasury Bill, 4.234%, 5/20/2025	6.2%
U.S. Treasury Bill, 4.241%, 5/27/2025	5.7%
U.S. Treasury Bill, 4.229%, 5/29/2025	5.7%
U.S. Treasury Bill, 4.240%, 6/5/2025	5.5%
Royal Bank of Canada, 4.240%, 5/1/2025Footnote Reference*	5.4%
Societe Generale, 4.360%, 5/1/2025Footnote Reference*	5.4%
BNP Paribas, 4.280%, 5/1/2025Footnote Reference*	5.4%
National Australia Bank Ltd., 4.300%, 5/1/2025Footnote Reference*	5.4%
U.S. Treasury Bill, 4.239%, 5/22/2025	5.4%
U.S. Treasury Bill, 4.254%, 6/3/2025	5.4%
Footnote	Description
Footnote*	Repurchase Agreement

Sector Diversification (% of Investments)

Repurchase Agreements	21.7%
U.S. Treasury Bills	78.3%

Material Fund Changes

There were no material fund changes during the period.

Availability of Additional Information

You can find additional information on the Fund's website, http://www.bbhfunds.com including its:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 1-800-625-5759.

Shares of the Fund are distributed by ALPS Distributors, Inc.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

BBH Fund Information Service: 1-800-625-5759 | http://www.bbhfunds.com

Item 2.       Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not required for this semi-annual report on Form N-CSR.

Item 6.       Investments.

(a)       A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements April 30, 2025 BBH Select Series – Mid Cap Fund

BBH Select Series – Mid Cap Fund Portfolio Allocation April 30, 2025 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$23,796,540	4.9%
Consumer Discretionary	45,588,057	9.5
Consumer Staples	15,152,509	3.1
Financials	61,393,096	12.7
Health Care	37,142,521	7.7
Industrials	118,735,230	24.6
Information Technology	99,949,747	20.7
Materials	40,704,577	8.4
Real Estate	22,059,599	4.6
Cash and Other Assets in Excess of Liabilities	18,328,797	3.8
Net Assets	$482,850,673	100.0%

All data as of April 30, 2025. The BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Select Series – Mid Cap Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (96.2%)
	Communication Services (4.9%)
101,991	Take-Two Interactive Software, Inc.[1]	$23,796,540
	Total Communication Services	23,796,540

	Consumer Discretionary (9.5%)
105,193	Bright Horizons Family Solutions, Inc.[1]	13,193,306
1,020,119	Mister Car Wash, Inc.[1]	6,998,016
994	NVR, Inc.[1]	7,082,996
214,698	Wyndham Hotels & Resorts, Inc.	18,313,739
	Total Consumer Discretionary	45,588,057

	Consumer Staples (3.1%)
470,721	Darling Ingredients, Inc.[1]	15,152,509
	Total Consumer Staples	15,152,509

	Financials (12.7%)
191,442	Brown & Brown, Inc.	21,173,485
57,599	LPL Financial Holdings, Inc.	18,419,584
266,504	Shift4 Payments, Inc. (Class A)[1]	21,800,027
	Total Financials	61,393,096

	Health Care (7.7%)
329,581	Bruker Corp.	13,203,015
88,856	ICON, Plc. ADR (Ireland)[1]	13,456,353
49,615	West Pharmaceutical Services, Inc.	10,483,153
	Total Health Care	37,142,521

	Industrials (24.6%)
149,206	Advanced Drainage Systems, Inc.	16,933,389
564,370	GFL Environmental, Inc. (Canada)	28,162,063
397,003	GXO Logistics, Inc.[1]	14,387,389
81,954	HEICO Corp. (Class A)	16,467,017
215,607	UL Solutions, Inc. (Class A)	12,330,564
49,288	Watsco, Inc.	22,664,594
310,120	WillScot Holdings Corp.	7,790,214
	Total Industrials	118,735,230
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Information Technology (20.7%)
175,221	Arista Networks, Inc.[1]	$14,415,432
227,198	Entegris, Inc.	17,975,906
136,140	Globant S.A. (Luxembourg)[1]	16,005,980
146,708	Guidewire Software, Inc.[1]	30,041,397
82,141	Keysight Technologies, Inc.[1]	11,943,301
38,222	Zebra Technologies Corp. (Class A)[1]	9,567,731
	Total Information Technology	99,949,747

	Materials (8.4%)
128,146	AptarGroup, Inc.	19,215,493
50,544	Crown Holdings, Inc.	4,868,904
63,356	Vulcan Materials Co.	16,620,180
	Total Materials	40,704,577

	Real Estate (4.6%)
180,550	CBRE Group, Inc. (Class A)[1]	22,059,599
	Total Real Estate	22,059,599
	Total Common Stock
	(Cost $445,427,995)	464,521,876

Total Investments (Cost $445,427,995)[2]	96.2%	$464,521,876
Cash and Other Assets in Excess of Liabilities	3.8%	18,328,797
Net Assets	100.0%	$482,850,673

____________

1       Non-income producing security.

2   The aggregate cost for federal income tax purposes is $445,427,995, the aggregate gross unrealized appreciation is $72,065,040 and the aggregate gross unrealized depreciation is $52,971,159, resulting in net unrealized appreciation of $19,093,881.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Select Series – Mid Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Common Stock:
Communication Services	$23,796,540	$—	$—	$23,796,540
Consumer Discretionary	45,588,057	—	—	45,588,057
Consumer Staples	15,152,509	—	—	15,152,509
Financials	61,393,096	—	—	61,393,096
Health Care	37,142,521	—	—	37,142,521
Industrials	118,735,230	—	—	118,735,230
Information Technology	99,949,747	—	—	99,949,747
Materials	40,704,577	—	—	40,704,577
Real Estate	22,059,599	—	—	22,059,599
Total Investments, at value	$464,521,876	$—	$—	$464,521,876

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Select Series – Mid Cap Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $445,427,995)	$464,521,876
Cash	17,807,867
Receivables for:
Shares sold	1,189,100
Dividends	36,209
Interest from Custodian	26,082
Prepaid expenses	2,432
Total Assets	483,583,566

Liabilities:
Payables for:
Shares redeemed	378,745
Investment advisory and administrative fees	291,076
Professional fees	39,257
Transfer agent fees	6,969
Custody and fund accounting fees	5,507
Board of Trustees’ fees	1,741
Accrued expenses and other liabilities	9,598
Total Liabilities	732,893
Net Assets	$482,850,673

Net Assets Consist of:
Paid-in capital	$471,532,206
Retained earnings	11,318,467
Net Assets	$482,850,673

Net Asset Value and Offering Price per Share
Class I Shares
($482,850,673 ÷ 43,824,732 shares outstanding)	$11.02

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Select Series – Mid Cap Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Loss:
Income:
Dividends (net of foreign withholding taxes of $2,411)	$1,036,161
Interest income from Custodian	222,721
Total Income	1,258,882

Expenses:
Investment advisory and administrative fees	1,866,232
Board of Trustees’ fees	47,342
Professional fees	34,805
Transfer agent fees	21,171
Custody and fund accounting fees	15,816
Miscellaneous expenses	32,690
Total Expenses	2,018,056
Net Investment Loss	(759,174)

Net Realized and Unrealized Loss:
Net realized loss on investments in securities	(6,413,749)
Net change in unrealized appreciation/(depreciation) on investments in securities	(46,255,465)
Net Realized and Unrealized Loss	(52,669,214)
Net Decrease in Net Assets Resulting from Operations	$(53,428,388)

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Select Series – Mid Cap Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment loss	$(759,174)	$(662,965)
Net realized gain/(loss) on investments in securities	(6,413,749)	4,393,750
Net change in unrealized appreciation/(depreciation) on investments in securities	(46,255,465)	71,388,199
Net increase/(decrease) in net assets resulting from operations	(53,428,388)	75,118,984

Dividends and distributions declared:
Class I	(1,516,497)	(190,598)

Share transactions:
Proceeds from sales of shares	108,377,651	297,708,176
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	45,957	4,516
Cost of shares redeemed	(45,889,618)	(37,762,480)
Net increase in net assets resulting from share transactions	62,533,990	259,950,212
Total increase in net assets	7,589,105	334,878,598

Net Assets:
Beginning of period/year	475,261,568	140,382,970
End of period/year	$482,850,673	$475,261,568

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Select Series – Mid Cap Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,			For the period from May 24, 2021 (commencement of operations) to October 31, 2021
		2024	2023	2022
Net asset value, beginning of period/year	$12.23	$8.95	$8.85	$10.68	$10.00
Income from investment operations:
Net investment income/(loss)[1]	(0.02)	(0.03)	0.01	(0.04)	(0.02)
Net realized and unrealized gain/(loss)	(1.15)	3.32	0.09	(1.79)	0.70
Total income/(loss) from investment operations	(1.17)	3.29	0.10	(1.83)	0.68
Dividends and distributions to shareholders:
From net investment income	—	(0.01)	—	—	—
From net realized gains	(0.04)	—	—	—	—
Total dividends and distributions to shareholders	(0.04)	(0.01)	—	—	—
Net asset value, end of period/year	$11.02	$12.23	$8.95	$8.85	$10.68
Total return[2]	(9.62)%[3]	36.79%	1.13%	(17.13)%	6.80%[3]

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$483	$475	$140	$12	$14
Ratio of expenses to average net assets before reductions	0.81%[4]	0.84%	1.09%	2.29%	2.46%[5]
Fee waiver[6]	—%	—%	(0.19)%	(1.39)%	(1.56)%[5]
Ratio of expenses to average net assets after reductions	0.81%[4]	0.84%	0.90%	0.90%	0.90%[5]
Ratio of net investment income/(loss) to average net assets	(0.31)%[4]	(0.23)%	0.14%	(0.38)%	(0.40)%[5]
Portfolio turnover rate	13%[3]	6%	7%	23%	3%[3]

____________

1       Calculated using average shares outstanding for the period/year.

2   Assumes the reinvestment of distributions.

3   Not annualized.

4   Annualized.

5   Annualized with the exception of audit fees, legal fees and registration fees.

6   The ratio of expenses to average net assets for the six months ended April 30, 2025, the years ended October 31, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.90%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, the years ended October 31, 2024, 2023, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $–, $–, $124,636, $179,874 and $135,159, respectively.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Select Series – Mid Cap Fund Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of April 30, 2025, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid cap publicly traded equity securities.

2.  Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The

© Brown Brothers Harriman	12

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not

© Brown Brothers Harriman	14

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2024:	$190,598	$—	$190,598	$—	$190,598
2023:	—	—	—	—	—
Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late Year Ordinary Loss Deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$—	$1,514,856	$—	$(42,144)	$(558,706)	$65,349,346	$66,263,352
2023:	53,937	—	(2,759,699)	(12,902)	—	(6,038,853)	(8,757,517)

The Fund did not have a net capital loss carryforward as of October 31, 2024.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the

© Brown Brothers Harriman	16

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2025, the Fund incurred $1,866,232 under the Agreement.

B.  Expense Waivers and Reimbursements. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, Investment Adviser waived Investment Advisory and Administrative fees in the amount of $0 for Class I.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $15,816 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2025. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2025 was $222,721. This amount is included in “Interest income from Custodian” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $47,342 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $120,334,000 and $62,473,106, respectively.

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BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	9,046,458	$108,377,651	26,466,706	$297,708,176
Shares issued in connection with reinvestments of dividends	3,715	45,957	429	4,516
Shares redeemed	(4,072,723)	(45,889,618)	(3,305,620)	(37,762,480)
Net increase	4,977,450	$62,533,990	23,161,515	$259,950,212

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (mid cap company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (preferred securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund may invest in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (Large Cap Company Risk). Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies and may depend on a more limited management group than larger capitalized companies (Small Cap Company Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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BBH Select Series – Mid Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	21

BBH Select Series – Mid Cap Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in-person meeting on December 10, 2024, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

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BBH Select Series – Mid Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH Select Series – Mid Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over 1-, 2- and 3-year periods ended September 30, 2024, noting the Fund had above average performance as compared to its peer category for each of the 1-, 2- and 3-year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid

© Brown Brothers Harriman	24

BBH Select Series – Mid Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data from October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH Select Series – Mid Cap Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

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BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients,

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts

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BBH Select Series – Mid Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2025 © Brown Brothers Harriman	31

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH Partner Fund - International Equity

BBH Partner Fund - International Equity Portfolio Allocation April 30, 2025 (unaudited)

Country Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Australia	$4,377,494	0.2%
Canada	186,140,407	7.8
Denmark	69,401,102	2.9
Finland	13,662,192	0.6
France	319,493,178	13.4
Germany	133,050,963	5.6
India	43,529,899	1.8
Ireland	159,741,745	6.7
Japan	330,226,571	13.9
Jersey	46,402,677	2.0
Netherlands	135,767,380	5.7
Norway	34,504,732	1.5
South Korea	73,920,418	3.1
Spain	55,783,452	2.3
Sweden	74,525,290	3.1
Switzerland	116,787,086	4.9
Taiwan	98,823,201	4.2
United Kingdom	315,238,930	13.3
United States	21,200,964	0.9
Preferred Stocks:
Germany	22,442,971	0.9
Registered Investment Companies:
United States	20,350,000	0.9
Warrants:
Canada	0	0.0
Cash and Other Assets in Excess of Liabilities	100,288,517	4.3
Net Assets	$2,375,659,169	100.0%

All data as of April 30, 2025. The BBH Partner Fund — International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Partner Fund - International Equity Portfolio Allocation (continued) April 30, 2025 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$87,826,416	3.7%
Consumer Discretionary	216,201,210	9.1
Consumer Staples	133,288,543	5.6
Energy	33,278,965	1.4
Financials	249,349,584	10.5
Health Care	188,341,883	7.9
Industrials	613,974,589	25.8
Information Technology	523,457,040	22.0
Materials	186,859,451	7.9
Preferred Stocks:
Consumer Discretionary	22,442,971	0.9
Registered Investment Companies	20,350,000	0.9
Warrants:
Information Technology	0	0.0
Cash and Other Assets in Excess of Liabilities	100,288,517	4.3
Net Assets	$2,375,659,169	100.0%

All data as of April 30, 2025. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Partner Fund - International Equity Portfolio of Investments April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (93.9%)
	Australia (0.2%)
	Information Technology
76,940	WiseTech Global, Ltd.	$4,377,494
	Total Australia	4,377,494

	Canada (7.8%)
	Consumer Staples
856,338	Alimentation Couche-Tard, Inc.	44,619,733

	Financials
121,396	Brookfield Corp.	6,509,965

	Industrials
365,047	Canadian Pacific Kansas City, Ltd.	26,466,932

	Information Technology
12,836	Constellation Software, Inc.	46,177,720
211,736	Shopify, Inc. (Class A)[1]	20,114,920
		66,292,640

	Materials
246,300	Franco-Nevada Corp.	42,251,137
	Total Canada	186,140,407

	Denmark (2.9%)
	Health Care
142,728	Coloplast A/S (Class B)	16,242,693

	Industrials
158,026	DSV A/S	33,675,187
1,466,889	Vestas Wind Systems A/S	19,483,222
		53,158,409
	Total Denmark	69,401,102

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Finland (0.6%)
	Industrials
219,592	Kone Oyj (Class B)	$13,662,192
	Total Finland	13,662,192

	France (13.4%)
	Consumer Discretionary
5,553	LVMH Moet Hennessy Louis Vuitton SE	3,069,979

	Consumer Staples
78,490	L’Oreal S.A.[1]	34,506,504

	Health Care
172,795	Sartorius Stedim Biotech	40,607,190

	Industrials
303,878	Cie de Saint-Gobain S.A.	33,112,856
211,111	Safran S.A.	56,078,903
126,424	Schneider Electric SE	29,678,464
312,509	Thales S.A.	87,194,497
		206,064,720

	Information Technology
44,540	Capgemini SE	7,098,772
752,576	Dassault Systemes SE	28,146,013
		35,244,785
	Total France	319,493,178

	Germany (5.6%)
	Consumer Discretionary
149,909	Adidas AG	34,321,610

	Industrials
28,415	Rheinmetall AG	48,193,360

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Germany (continued)
	Information Technology
174,405	SAP SE	$50,535,993
	Total Germany	133,050,963

	India (1.8%)
	Financials
587,000	HDFC Bank, Ltd. ADR	42,669,030

	Information Technology
48,913	Infosys, Ltd. ADR	860,869
	Total India	43,529,899

	Ireland (6.7%)
	Health Care
159,776	ICON, Plc. ADR[1]	24,196,477

	Industrials
704,800	Ryanair Holdings, Plc. ADR	33,731,728

	Materials
746,214	CRH, Plc.	71,203,740
731,366	Smurfit WestRock, Plc.	30,609,800
		101,813,540
	Total Ireland	159,741,745

	Japan (13.9%)
	Consumer Discretionary
1,761,638	Sony Group Corp.	45,576,530
2,832,900	Suzuki Motor Corp.	34,003,199
		79,579,729

	Consumer Staples
1,742,738	Unicharm Corp.	16,202,997

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Japan (continued)
	Health Care
735,300	Eisai Co., Ltd.	$21,259,841
122,189	Hoya Corp.	14,402,957
		35,662,798

	Industrials
93,254	Daikin Industries, Ltd.	10,717,220
1,145,900	Komatsu, Ltd.	33,041,816
		43,759,036

	Information Technology
137,755	Keyence Corp.	57,989,031
885,885	Nomura Research Institute, Ltd.	33,578,554
1,812,280	Obic Co., Ltd.	63,454,426
		155,022,011
	Total Japan	330,226,571

	Jersey (2.0%)
	Industrials
934,553	Experian, Plc.	46,402,677
	Total Jersey	46,402,677

	Netherlands (5.7%)
	Communication Services
1,633,461	Universal Music Group NV	47,854,839

	Consumer Discretionary
341,111	Prosus NV1	16,009,513

	Financials
10,845	Adyen NV1,2	17,610,226

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Netherlands (continued)
	Information Technology
34,448	ASML Holding NV	$23,103,171
1,373,496	STMicroelectronics NV	31,189,631
		54,292,802
	Total Netherlands	135,767,380

	Norway (1.5%)
	Financials
1,371,633	DNB Bank ASA	34,504,732
	Total Norway	34,504,732

	South Korea (3.1%)
	Financials
532,283	KB Financial Group, Inc.	33,668,276

	Information Technology
1,030,453	Samsung Electronics Co., Ltd.	40,252,142
	Total South Korea	73,920,418

	Spain (2.3%)
	Communication Services
985,987	Cellnex Telecom S.A.[2]	39,971,577

	Consumer Discretionary
200,803	Amadeus IT Group S.A.	15,811,875
	Total Spain	55,783,452

	Sweden (3.1%)
	Consumer Staples
1,313,727	Essity AB (Class B)	37,959,309

	Financials
1,427,429	Svenska Handelsbanken AB (Class A)	18,810,878

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	Sweden (continued)
	Information Technology
1,810,729	Hexagon AB (Class B)[1]	$17,755,103
	Total Sweden	74,525,290

	Switzerland (4.9%)
	Consumer Discretionary
86,143	Cie Financiere Richemont S.A. (Class A)	15,203,215

	Health Care
509,077	Alcon AG	49,770,273
29,381	Sonova Holding AG	9,018,824
		58,789,097

	Materials
140,342	Holcim AG1	15,620,176
108,251	Sika AG	27,174,598
		42,794,774
	Total Switzerland	116,787,086

	Taiwan (4.2%)
	Information Technology
155,414	MediaTek, Inc.	6,567,954
553,454	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,255,247
	Total Taiwan	98,823,201

	United Kingdom (13.3%)
	Consumer Discretionary
599,562	Compass Group, Plc.	20,164,153
194,124	Next, Plc.	32,041,136
		52,205,289

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Common Stock (continued)
	United Kingdom (continued)
	Energy
1,038,952	Shell, Plc.	$33,278,965

	Financials
561,622	London Stock Exchange Group, Plc.	87,219,141

	Industrials
4,158,753	BAE Systems, Plc.	95,695,696
2,301,165	Melrose Industries, Plc.	13,341,696
83,536	RELX, Plc.	4,556,738
6,336,707	Rentokil Initial, Plc.	28,941,405
		142,535,535
	Total United Kingdom	315,238,930

	United States (0.9%)
	Financials
16,713	S&P Global, Inc.	8,357,336

	Health Care
11,997	Mettler-Toledo International, Inc.[1]	12,843,628
	Total United States	21,200,964
	Total Common Stock (Cost $1,745,709,312)	2,232,577,681

	Preferred Stocks (0.9%)
	Germany (0.9%)
	Consumer Discretionary
448,092	Dr Ing hc F Porsche AG (Class Preference)[2]	22,442,971
	Total Germany	22,442,971
	Total Preferred Stocks (Cost $37,748,812)	22,442,971

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)
Shares/ Units		Value
	Registered Investment Companies (0.9%)
	United States (0.9%)
20,350,000	Morgan Stanley Institutional Liquidity Funds-Treasury Securities Portfolio, Institutional Share Class	$20,350,000
	Total United States	20,350,000
	Total Registered Investment Companies (Cost $20,350,000)	20,350,000

	Warrants (0.0%)
	Canada (0.0%)
18,143	Constellation Software, Inc., expires 03/31/2040[1,3]	0
	Total Canada	0
	Total Warrants (Cost $0)	0
Total Investments (Cost $1,803,808,124)[4]	95.7%	$2,275,370,652
Cash and Other Assets in Excess of Liabilities	4.3%	100,288,517
Net Assets	100.0%	$2,375,659,169

____________

1       Non-income producing security.

2   Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2025 was $80,024,774 or 3.4% of net assets.

3   Security that used significant unobservable inputs to determine fair value.

4   The aggregate cost for federal income tax purposes is $1,803,808,124, the aggregate gross unrealized appreciation is $605,972,564 and the aggregate gross unrealized depreciation is $134,410,036, resulting in net unrealized appreciation of $471,562,528.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees, which include applying international fair value factors provided by approved pricing vendors. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Partner Fund - International Equity Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Common Stock:
Australia	$—	$4,377,494	$—	$4,377,494
Canada	186,140,407	—	—	186,140,407
Denmark	—	69,401,102	—	69,401,102
Finland	—	13,662,192	—	13,662,192
France	—	319,493,178	—	319,493,178
Germany	—	133,050,963	—	133,050,963
India	43,529,899	—	—	43,529,899
Ireland	129,131,945	30,609,800	—	159,741,745
Japan	—	330,226,571	—	330,226,571
Jersey	—	46,402,677	—	46,402,677
Netherlands	—	135,767,380	—	135,767,380
Norway	—	34,504,732	—	34,504,732
South Korea	—	73,920,418	—	73,920,418
Spain	—	55,783,452	—	55,783,452
Sweden	—	74,525,290	—	74,525,290
Switzerland	—	116,787,086	—	116,787,086
Taiwan	92,255,247	6,567,954	—	98,823,201
United Kingdom	—	315,238,930	—	315,238,930
United States	21,200,964	—	—	21,200,964
Preferred Stocks:
Germany	—	22,442,971	—	22,442,971
Registered Investment Companies:
United States	20,350,000	—	—	20,350,000
Warrants:
Canada	—	—	0	0
Total Investments, at value	$492,608,462	$1,782,762,190	$0	$2,275,370,652
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Partner Fund - International Equity Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $1,803,808,124)	$2,275,370,652
Cash	70,561,655
Foreign currency at value (Cost $4,277,923)	4,420,976
Receivables for:
Investments sold	23,249,812
Dividends	8,761,464
Interest from Custodian	2,731,384
Shares sold	291,051
Prepaid expenses	15,571
Total Assets	2,385,402,565

Liabilities:
Payables for:
Investments purchased	4,811,626
Shares redeemed	3,648,992
Investment advisory and administrative fees	1,114,811
Custody and fund accounting fees	95,134
Professional fees	52,756
Transfer agent fees	7,148
Board of Trustees’ fees	2,065
Accrued expenses and other liabilities	10,864
Total Liabilities	9,743,396
Net Assets	$2,375,659,169

Net Assets Consist of:
Paid-in capital	$1,988,276,388
Retained earnings	387,382,781
Net Assets	$2,375,659,169

Net Asset Value and Offering Price per Share
Class I Shares
($2,375,659,169 ÷ 127,910,596 shares outstanding)	$18.57

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Partner Fund - International Equity Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $2,246,053)	$17,996,071
Interest income from Custodian	3,133,059
Other income	327
Total Income	21,129,457

Expenses:
Investment advisory and administrative fees	6,637,179
Custody and fund accounting fees	223,389
Board of Trustees’ fees	55,410
Professional fees	41,938
Transfer agent fees	21,493
Miscellaneous expenses	43,038
Total Expenses	7,022,447
Net Investment Income	14,107,010

Net Realized and Unrealized Gain:
Net realized gain on investments in securities	142,639,874
Net realized loss on foreign exchange translations	(406,552)
Net realized gain on investments in securities and foreign exchange translations	142,233,322
Net change in unrealized appreciation/(depreciation) on investments in securities	75,501,491
Net change in unrealized appreciation/(depreciation) on foreign currency translations	537,538
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	76,039,029
Net Realized and Unrealized Gain	218,272,351
Net Increase in Net Assets Resulting from Operations	$232,379,361

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Partner Fund - International Equity Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$14,107,010	$21,257,410
Net realized gain on investments in securities and foreign exchange translations	142,233,322	171,855,417
Net change in unrealized appreciation/ (depreciation) on investments in securities and foreign currency translations	76,039,029	320,461,946
Net increase in net assets resulting from operations	232,379,361	513,574,773

Dividends and distributions declared:
Class I	(20,331,677)	(18,885,138)

Share transactions:
Proceeds from sales of shares	146,634,560	169,874,531
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	530,286	495,649
Cost of shares redeemed	(166,907,074)	(338,928,552)
Net decrease in net assets resulting from share transactions	(19,742,228)	(168,558,372)
Total increase in net assets	192,305,456	326,131,263

Net Assets:
Beginning of period/year	2,183,353,713	1,857,222,450
End of period/year	$2,375,659,169	$2,183,353,713

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Partner Fund - International Equity Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$16.92	$13.28	$12.68	$21.10	$17.73	$16.15
Income from investment operations:
Net investment income[1]	0.11	0.16	0.12	0.07	0.14	0.04
Net realized and unrealized gain/(loss)	1.70	3.62	0.55	(6.14)	3.79	1.81
Total income/(loss) from investment operations	1.81	3.78	0.67	(6.07)	3.93	1.85
Dividends and distributions to shareholders:
From net investment income	(0.16)	(0.14)	(0.07)	(0.13)	(0.04)	(0.09)
From net realized gains	—	—	—	(2.22)	(0.52)	(0.18)
Total dividends and distributions to shareholders	(0.16)	(0.14)	(0.07)	(2.35)	(0.56)	(0.27)
Net asset value, end of period/year	$18.57	$16.92	$13.28	$12.68	$21.10	$17.73
Total return[2]	10.78%[3]	28.56%	5.24%	(31.91)%	22.38%	11.59%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,376	$2,183	$1,857	$2,050	$2,718	$2,029
Ratio of expenses to average net assets	0.63%[4]	0.63%	0.64%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	1.28%[4]	0.99%	0.85%	0.45%	0.65%	0.22%
Portfolio turnover rate	39%[3]	54%	65%	52%	86%	77%

____________

1       Calculated using average shares outstanding for the period/year.

2   Assumes the reinvestment of distributions.

3   Not annualized.

4   Annualized.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Partner Fund - International Equity Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices

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provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2025 (unaudited)

D.  Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2025, the Fund had no open contracts.

E.   Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year end, resulting from changes in the exchange rate.

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F.   Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G.  Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are

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classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $20,331,677 to Class I shareholders during the six months ended April 30, 2025. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2024:	$18,885,138	$—	$18,885,138	$—	$18,885,138
2023:	10,360,602	—	10,360,602	—	10,360,602

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BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2025 (unaudited)

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$20,323,342	$—	$(233,040,893)	$(7,837,720)	$395,890,368	$175,335,097
2023:	18,010,377	—	(390,810,946)	(21,982,391)	75,428,422	(319,354,538)

The Fund had $233,040,893 net capital loss carryforwards as of October 31, 2024, of which $231,567,812 and $1,473,081, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the

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BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2025 (unaudited)

segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, the Investment Adviser provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.60% per annum on the first $3 billion of average daily net assets and 0.55% per annum on all average daily net assets over $3 billion. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s Sub-Advisers, currently Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management (together the “Sub-Advisers”). The Sub-Advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-Advisers and evaluates their performance results. The Investment Adviser pays each Sub-Adviser from its investment advisory and administrative fee an amount that in the aggregate equals the Fund’s investment advisory and administration fee based upon the percentage of net assets that each Sub-Adviser manages. For the six months ended April 30, 2025, the Fund incurred $6,637,179 under the Agreement.

B.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $223,389 in

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custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2025 was $125. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2025 was $3,133,059. This amount is included in “Interest income from Custodian” in the Statement of Operations.

C.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $55,410 in Independent Trustee compensation and expense reimbursements.

D.  Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $831,669,613 and $808,395,966, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	8,375,703	$146,634,560	10,367,492	$169,874,531
Shares issued in connection with reinvestments of dividends	31,084	530,286	32,587	495,649
Shares redeemed	(9,522,111)	(166,907,074)	(21,234,686)	(338,928,552)
Net decrease	(1,115,324)	$(19,742,228)	(10,834,607)	$(168,558,372)

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BBH Partner Fund - International Equity Notes to Financial Statements (continued) April 30, 2025 (unaudited)

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub-Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (limited portfolio holdings risk). There are certain risks associated with non-U.S. securities, including, but not limited to, recovery of tax withheld by foreign jurisdictions (Non-U.S. investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap

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company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH Partner Fund - International Equity Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held meetings on November 21, 2024 and December 10, 2024, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group”) as well as the Investment Adviser and Trinity Street Asset Management , LLP. (“Trinity Street Asset Management” or together with Select Equity Group the “Sub-Advisers”). At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Advisers and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Advisers and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees

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in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Advisers; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and the Sub-Advisers were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such

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Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 10, 2024, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-Advisers. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category.

The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2024. The Board noted the Fund had above average performance for the 1-year period,

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average performance for the 3-year period, and below average performance for the 2-, 4-, 5- and 10-year periods. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the Fund’s investment strategy, the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to each of the Sub-Advisers for their services to the Fund. The compensation paid to the Sub-Advisers is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Advisers. The Board reviewed profitability data for the Fund using data from October 1, 2023 through September 30, 2024 for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the allocation methods used in preparing the profitability data.

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The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor each of the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administer, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information they had provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Advisers, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to the realized by the Investment Adviser.

Financial Statements April 30, 2025 © Brown Brothers Harriman	33

BBH Partner Fund - International Equity Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest — Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	34

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2025 © Brown Brothers Harriman	35

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

© Brown Brothers Harriman	36

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Financial Statements April 30, 2025 © Brown Brothers Harriman	37

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2025 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

© Brown Brothers Harriman	38

BBH Partner Fund - International Equity Conflicts of Interest (continued) April 30, 2025 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2025 © Brown Brothers Harriman	39

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH Limited Duration Fund

BBH Limited Duration Fund Portfolio Allocation April 30, 2025 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,875,405,373	19.6%
Commercial Mortgage Backed Securities	356,798,587	3.7
Corporate Bonds	5,324,346,837	55.8
Loan Participations and Assignments	749,765,885	7.8
Municipal Bonds	30,644,362	0.3
Residential Mortgage Backed Securities	5,770,948	0.1
U.S. Government Agency Obligations	43,954,315	0.5
U.S. Treasury Bills	1,274,225,425	13.3
U.S. Treasury Bonds and Notes	24,491,715	0.3
Liabilities in Excess of Cash and Other Assets	(136,189,601)	(1.4)
Net Assets	$9,549,213,846	100.0%

All data as of April 30, 2025. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Limited Duration Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (19.6%)
$6,711,424	AIM Aviation Finance, Ltd. 2015-1A (China)[1]	02/15/40	6.213%	$6,375,987
7,555,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	7,646,452
494,779	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	493,530
4,119,793	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	4,166,878
15,571,864	Amur Equipment Finance Receivables XIII LLC 2024-1A1	01/21/31	5.380	15,716,994
18,066,296	Amur Equipment Finance Receivables XIV LLC 2024-2A1	07/21/31	5.190	18,223,010
5,533,579	ARI Fleet Lease Trust 2023-B1	07/15/32	6.050	5,576,998
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,079,773
9,500,000	Avis Budget Rental Car Funding AESOP LLC 2023-7A1	08/21/28	5.900	9,761,504
9,860,000	Barings Equipment Finance LLC 2025-A1	10/13/28	4.640	9,889,356
4,796,836	BHG Securitization Trust 2023-A1	04/17/36	5.550	4,800,816
4,034,271	BHG Securitization Trust 2023-B1	12/17/36	6.920	4,215,930
5,369,083	BHG Securitization Trust 2024-1CON[1]	04/17/35	5.810	5,478,031
12,406,903	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	6.149	12,402,901
6,189,839	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	6,059,968

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$38,926,292	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	07/16/32	5.622%	$38,889,717
10,904,933	Capital Automotive REIT 2024-2A1	05/15/54	4.900	10,885,119
30,000,000	Carlyle Global Market Strategies CLO, Ltd. 2016-1A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	04/20/34	5.359	29,873,610
32,520,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.360%) (Cayman Islands)[1,2]	10/15/37	5.616	32,357,075
20,690,000	Carmax Auto Owner Trust 2025-2	07/17/28	4.590	20,704,069
9,729,385	CARS-DB7 LP 2023-1A1	09/15/53	5.750	9,820,724
5,159,424	CCG Receivables Trust 2023-2[1]	04/14/32	6.280	5,232,161
22,517,573	CCG Receivables Trust 2024-1[1]	03/15/32	4.990	22,656,945
20,650,000	CCG Receivables Trust 2025-1[1]	10/14/32	4.480	20,660,798
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	22,635,315
6,693,991	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	6,732,641
5,315,275	Chesapeake Funding II LLC 2023-2A1	10/15/35	6.160	5,390,199
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,676,516
18,320,000	Credit Acceptance Auto Loan Trust 2024-2A1	06/15/34	5.950	18,656,751
17,680,000	Credit Acceptance Auto Loan Trust 2024-3A1	09/15/34	4.680	17,751,577
17,180,000	Credit Acceptance Auto Loan Trust 2025-1A1	03/15/35	5.020	17,328,500

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$9,746,858	Daimler Trucks Retail Trust 2023-1	03/15/27	5.900%	$9,805,320
11,100,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.700%)[1,2]	01/15/37	5.956	11,135,052
8,190,000	Dell Equipment Finance Trust 2025-1[1]	07/22/27	4.680	8,201,466
2,642,593	ECAF I, Ltd. 2015-1A (Ireland)[1]	06/15/40	3.473	2,147,044
2,766,874	Elm Trust 2020-3A1	08/20/29	2.954	2,738,492
260,343	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	260,088
4,380,677	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	4,400,299
7,179,305	Enterprise Fleet Financing LLC 2023-3[1]	03/20/30	6.400	7,296,697
18,000,000	Enterprise Fleet Financing LLC 2025-2[1]	02/22/28	4.510	17,998,200
13,000,000	Exeter Automobile Receivables Trust 2025-1A	08/15/28	4.670	13,021,111
10,230,000	Exeter Automobile Receivables Trust 2025-1A	08/15/29	4.910	10,291,635
16,790,922	FCI Funding LLC 2024-1A1	08/15/36	5.440	16,815,862
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	47,958,580
5,952,578	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	5,610,305
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,988,209
30,550,000	Ford Credit Floorplan Master Owner Trust A 2024-3[1]	09/15/29	4.300	30,571,089
8,248,204	Foursight Capital Automobile Receivables Trust 2024-1[1]	01/16/29	5.490	8,284,488
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$14,121,446	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170%	$13,361,269
14,684,792	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	13,882,549
10,370,000	GLS Auto Select Receivables Trust 2025-1A1	04/15/30	4.710	10,400,409
10,900,000	GM Financial Revolving Receivables Trust 2023-2[1]	08/11/36	5.770	11,405,114
28,000,000	GMF Floorplan Owner Revolving Trust 2025-2A1	03/15/30	4.640	28,252,314
50,000,000	Goldentree Loan Management US CLO 6, Ltd. 2019-6A (3-Month CME Term SOFR + 0.970%) (Cayman Islands)[1,2]	04/20/35	5.239	49,501,150
40,732,319	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	40,063,783
20,210,000	Hertz Vehicle Financing III LLC 2025-1A1	09/25/29	4.910	20,241,404
24,730,000	Honda Auto Receivables Owner Trust 2025-2	01/18/28	4.300	24,727,527
2,057,348	HPEFS Equipment Trust 2023-2A1	01/21/31	6.040	2,061,000
13,472,988	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	11,954,556
9,275,000	Kubota Credit Owner Trust 2024-1A1	07/17/28	5.190	9,401,422
624,839	LCM XXIV, Ltd. 24A (3-Month CME Term SOFR + 1.242%) (Cayman Islands)[1,2]	03/20/30	5.511	624,435

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$50,000,000	Madison Park Funding XLIX, Ltd. 2021-49A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	10/19/34	5.319%	$49,691,750
14,800,000	Mariner Finance Issuance Trust 2023-AA1	10/22/35	6.700	14,935,268
33,974,431	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	33,093,532
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	6.192	12,410,996
10,242,000	Navistar Financial Dealer Note Master Owner Trust 2024-1[1]	04/25/29	5.590	10,326,939
46,877,858	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%) (Cayman Islands)[1,2]	01/20/35	5.509	46,759,538
52,000,000	Neuberger Berman Loan Advisers CLO 38, Ltd. 2020-38A (3-Month CME Term SOFR + 0.960%) (Cayman Islands)[1,2]	10/20/35	5.229	51,661,615
24,520,000	NextGear Floorplan Master Owner Trust 2024-1A1	03/15/29	5.120	24,877,350
27,500,000	NextGear Floorplan Master Owner Trust 2024-2A1	09/15/29	4.420	27,572,556
6,235,000	Nissan Auto Receivables Owner Trust 2023-B	03/15/28	5.930	6,290,205
6,776,388	NMEF Funding LLC 2023-A1	06/17/30	6.570	6,827,955

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$11,090,000	NMEF Funding LLC 2025-A1	07/15/32	4.720%	$11,097,167
25,865,923	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month CME Term SOFR + 1.362%) (Cayman Islands)[1,2]	05/20/32	5.684	25,843,220
48,100,000	Octagon Investment Partners 41, Ltd. 2019-2A (3-Month CME Term SOFR + 1.090%) (Cayman Islands)[1,2]	10/15/33	5.346	47,836,027
32,100,000	OnDeck Asset Securitization IV LLC 2025-1A1	04/19/32	5.080	31,980,232
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,515,605
19,615,000	OnDeck Asset Securitization Trust IV LLC 2024-1A1	06/17/31	6.270	19,905,737
13,920,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	13,787,841
10,899,587	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	10,952,731
16,380,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	5.840	16,713,145
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	13,290,901
37,695,837	Oportun Issuance Trust 2021-C1	10/08/31	2.180	36,735,751
6,916,882	Oportun Issuance Trust 2022-A1	06/09/31	5.050	6,910,506
6,407,949	Oportun Issuance Trust 2024-2[1]	02/09/32	5.860	6,416,532
16,043,254	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	15,772,321

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$7,878,480	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%) (Cayman Islands)[1,2]	04/15/30	5.306%	$7,865,655
2,375,624	Parliament CLO II, Ltd. 2021-2A (3-Month CME Term SOFR + 1.612%) (Cayman Islands)[1,2]	08/20/32	5.934	2,375,630
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,909,355
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,912,713
14,090,000	PFS Financing Corp. 2025-A (30-Day SOFR + 0.650%)[1,2]	01/15/29	4.995	14,043,259
12,690,000	PFS Financing Corp. 2025-B1	02/15/30	4.850	12,837,262
31,020,000	Purchasing Power Funding LLC 2024-A1	08/15/28	5.890	31,263,256
30,830,000	Regional Management Issuance Trust 2025-1[1]	04/17/34	4.990	31,108,410
27,346,909	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	27,092,394
21,950,000	Republic Finance Issuance Trust 2024-B1	11/20/37	5.420	22,214,647
23,320,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	23,140,676
519,158	Santander Drive Auto Receivables Trust 2023-5	07/15/27	6.310	519,499
26,350,000	Santander Drive Auto Receivables Trust 2025-2	08/15/29	4.670	26,489,571
6,802,993	Shenton Aircraft Investment I, Ltd. 2015-1A (Cayman Islands)[1]	10/15/42	4.750	6,604,687

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$24,210,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430%	$24,440,658
21,761,421	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,2]	07/20/32	5.591	21,702,234
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	18,941,279
2,218,333	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	2,221,617
12,345,000	T-Mobile US Trust 2024-1A1	09/20/29	5.050	12,443,685
14,240,000	Toyota Lease Owner Trust 2025-A1	02/22/28	4.750	14,383,558
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	13,034,135
17,610,000	Verizon Master Trust 2025-3	03/20/30	4.510	17,706,531
2,287,383	VFI ABS LLC 2023-1A1	03/26/29	7.270	2,301,145
7,040,000	Westlake Automobile Receivables Trust 2023-4A1	11/15/28	6.640	7,228,307
10,639,653	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	10,715,255
8,132,657	Wheels Fleet Lease Funding 1 LLC 2023-2A1	08/18/38	6.460	8,258,640
33,980,000	Wheels Fleet Lease Funding 1 LLC 2025-1A1	01/18/40	4.570	34,065,382
32,195,000	World Financial Network Credit Card Master Note Trust 2024-B	05/15/31	4.620	32,463,023
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,376,776
	Total Asset Backed Securities (Cost $1,877,287,521)			1,875,405,373

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (3.7%)
$26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559%	$25,185,176
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	6.014	9,259,476
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	6.220	20,313,073
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	6.437	18,128,281
33,166,906	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	5.335	33,115,083
21,220,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.542%)[1,2]	11/15/41	5.864	21,213,369
28,310,000	BX Trust 2025-ROIC (1-Month CME Term SOFR + 1.144%)[1,2]	03/15/30	5.466	27,757,496
6,554,055	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,2]	02/15/38	5.593	6,513,834
7,219,667	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.014%) (Cayman Islands)[1,2]	11/15/37	6.343	7,192,178
12,570,570	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	5.493	12,399,902
23,572,538	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	7.336	18,984,047

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	6.891%	$12,323,850
20,885,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.500%)[1,2]	03/15/34	5.822	20,858,894
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	5.617	22,818,250
4,157,111	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	5.237	4,151,915
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	5.727	16,019,950
14,870,000	ORL Trust 2024-GLKS (1-Month CME Term SOFR + 1.493%)[1,2]	12/15/39	5.814	14,777,063
46,350,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	5.872	45,771,858
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	7.111	20,014,892
	Total Commercial Mortgage Backed Securities (Cost $363,991,097)			356,798,587

	Corporate Bonds (55.8%)
	Aerospace/Defense (0.1%)
11,105,000	BAE Systems, Plc. (United Kingdom)[1]	03/26/27	5.000	11,250,493

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Agriculture (0.4%)
$1,910,000	Bunge, Ltd. Finance Corp.	05/14/31	2.750%	$1,709,754
27,600,000	Cargill, Inc.[1]	02/11/28	4.625	27,918,971
2,400,000	Cargill, Inc.[1]	02/02/31	1.700	2,060,050
2,000,000	Philip Morris International, Inc.	02/13/29	4.875	2,032,197
				33,720,972

	Airlines (0.1%)
7,055,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd. (Multinational)[1]	10/20/28	4.750	7,012,321

	Auto Manufacturers (6.7%)
2,000,000	American Honda Finance Corp.	07/07/26	5.250	2,019,998
21,515,000	BMW US Capital LLC[1]	08/13/26	4.650	21,572,147
27,240,000	BMW US Capital LLC[1]	03/19/27	4.650	27,386,215
65,580,000	Ford Motor Credit Co. LLC	11/13/25	3.375	64,813,658
24,500,000	Ford Motor Credit Co. LLC	11/05/26	5.125	24,269,857
60,645,000	General Motors Financial Co., Inc.	01/08/26	1.250	59,152,229
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	23,968,899
2,000,000	General Motors Financial Co., Inc.	06/10/26	1.500	1,926,471
9,175,000	Hyundai Capital America[1]	11/03/25	6.250	9,231,499
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,118,358
14,835,000	Hyundai Capital America[1]	06/24/26	5.450	14,964,357
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,939,369
11,580,000	Hyundai Capital America[1]	01/08/27	5.250	11,660,131
18,920,000	Hyundai Capital America[1]	03/25/27	4.850	18,942,355
20,885,000	Hyundai Capital America[1]	11/01/27	4.875	20,898,978
2,000,000	Hyundai Capital America[1]	06/24/29	5.300	2,013,235
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,557,949

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$37,185,000	Mercedes-Benz Finance North America LLC[1]	07/31/26	4.875%	$37,372,431
31,410,000	Mercedes-Benz Finance North America LLC[1]	11/13/26	4.800	31,534,051
57,680,000	Mercedes-Benz Finance North America LLC[1]	04/01/27	4.650	57,843,750
2,245,000	Stellantis Finance US, Inc.[1]	01/29/27	1.711	2,120,836
17,090,000	Toyota Motor Credit Corp.	08/07/26	4.550	17,157,609
2,100,000	Toyota Motor Credit Corp.	03/22/27	3.050	2,058,307
33,086,000	Toyota Motor Credit Corp.	11/10/27	5.450	34,095,358
17,830,000	Volkswagen Group of America Finance LLC[1]	08/14/26	4.900	17,849,612
46,749,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	45,686,711
18,870,000	Volkswagen Group of America Finance LLC[1]	03/25/27	4.950	18,927,821
20,600,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	20,607,907
				638,690,098

	Banks (12.7%)
17,000,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	17,260,709
48,172,000	Bank of America Corp. (SOFR + 1.750%)[2]	07/22/26	4.827	48,182,735
30,000,000	Bank of America Corp. (SOFR + 1.340%)[2]	09/15/27	5.933	30,573,049
1,920,000	Bank of America Corp. (3-Month CME Term SOFR + 1.774%)[2]	04/24/28	3.705	1,892,422
30,255,000	Bank of New York Mellon (SOFR + 0.693%)[2]	04/20/27	4.587	30,368,506
1,925,000	Bank of New York Mellon Corp. (SOFR + 1.598%)[2]	10/25/29	6.317	2,044,402

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$19,870,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846%	$20,129,638
9,500,000	Bank of New Zealand (New Zealand)[1]	01/30/29	5.076	9,698,529
23,440,000	BNP Paribas S.A. (SOFR + 1.450%) (France)[1,2]	05/09/29	4.792	23,422,246
16,915,000	Canadian Imperial Bank of Commerce (Canada)	10/02/26	5.926	17,268,355
19,725,000	Canadian Imperial Bank of Commerce (Canada)	04/28/28	5.001	20,113,719
1,940,000	Citizens Bank NA (SOFR + 2.000%)[2]	08/09/28	4.575	1,938,951
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%) (Australia)[1,2]	07/07/25	4.777	33,547,362
1,935,000	Discover Bank	07/27/26	3.450	1,904,838
1,925,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	2,001,156
1,925,000	Goldman Sachs Group, Inc. (SOFR + 1.114%)[2]	02/24/28	2.640	1,861,591
16,355,000	Goldman Sachs Group, Inc. (SOFR + 1.319%)[2]	04/23/28	4.937	16,504,035
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%) (United Kingdom)[2]	06/04/26	2.099	33,260,722
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%) (United Kingdom)[2]	11/03/26	7.336	5,853,400
25,640,000	HSBC Holdings, Plc. (SOFR + 1.570%) (United Kingdom)[2]	08/14/27	5.887	26,043,014
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	18,297,565
1,915,000	Huntington National Bank (SOFR + 1.650%)[2]	05/17/28	4.552	1,911,648
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$2,000,000	JPMorgan Chase & Co. (SOFR + 0.885%)[2]	04/22/27	1.578%	$1,944,260
12,600,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979	12,746,908
20,675,000	KeyBank NA	11/15/27	5.850	21,232,795
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%) (United Kingdom)[2]	03/18/28	3.750	17,477,538
1,925,000	M&T Bank Corp. (SOFR + 2.800%)[2]	10/30/29	7.413	2,070,803
39,660,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	07/17/25	1.412	39,389,801
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	42,924,985
1,935,000	Morgan Stanley[2,3]	07/22/28	3.591	1,893,893
26,420,000	Morgan Stanley (SOFR + 1.380%)[2]	04/12/29	4.994	26,780,398
24,600,000	Morgan Stanley Bank NA (SOFR + 0.906%)[2]	01/12/29	5.016	24,970,520
33,755,000	NatWest Group, Plc. (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	5.661	33,813,097
19,015,000	NatWest Markets, Plc. (United Kingdom)[1]	03/21/28	4.789	19,143,616
42,610,000	PNC Bank NA (SOFR + 0.504%)[2]	01/15/27	4.775	42,633,980
15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812	15,204,153
27,345,000	PNC Financial Services Group, Inc. (SOFR + 1.730%)[2]	10/20/27	6.615	28,163,448
1,910,000	Regions Financial Corp.	05/18/25	2.250	1,908,879
24,915,000	Royal Bank of Canada (Canada)	08/03/27	4.240	24,988,217

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$64,445,000	Royal Bank of Canada (SOFR + 0.810%) (Canada)[2]	03/27/28	4.715%	$64,840,196
51,698,000	Santander Holdings USA, Inc.	07/17/25	4.500	51,615,192
13,474,000	Santander Holdings USA, Inc. (SOFR + 2.328%)[2]	09/09/26	5.807	13,514,284
2,000,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,073,627
28,865,000	Santander Holdings USA, Inc. (SOFR + 1.610%)[2]	03/20/29	5.473	28,963,966
11,875,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	12,245,695
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,137,760
47,860,000	State Street Corp.	02/28/28	4.536	48,363,210
1,915,000	State Street Corp. (SOFR + 1.484%)[2]	11/21/29	5.684	1,994,161
24,395,000	Svenska Handelsbanken AB (Sweden)[1]	06/15/28	5.500	25,148,247
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,517,537
1,925,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	2,078,254
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%) (Switzerland)[1,2]	01/12/27	5.711	53,919,955
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	40,161,013
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,860,886
1,910,000	US Bancorp (SOFR + 2.020%)[2]	06/12/29	5.775	1,975,787
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,914,055
1,925,000	Wells Fargo & Co. (SOFR + 1.510%)[2]	03/24/28	3.526	1,892,899

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$32,115,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970%	$32,519,830
26,655,000	Westpac Banking Corp. (Australia)	11/18/27	5.457	27,547,138
30,895,000	Westpac New Zealand, Ltd. (New Zealand)[1]	02/15/28	4.902	31,313,798
				1,216,963,373

	Beverages (0.5%)
21,670,000	Keurig Dr Pepper, Inc.	03/15/27	5.100	21,937,227
23,580,000	Keurig Dr Pepper, Inc.	05/15/28	4.350	23,623,804
				45,561,031

	Biotechnology (0.0%)
1,910,000	Illumina, Inc.	12/13/27	5.750	1,954,038

	Building Materials (0.3%)
29,770,000	Holcim Finance US LLC[1]	04/07/27	4.600	29,874,544

	Commercial Services (0.2%)
12,154,000	Ashtead Capital, Inc.[1]	11/01/29	4.250	11,734,495
2,000,000	ERAC USA Finance LLC[1]	02/15/29	5.000	2,034,533
2,100,000	S&P Global, Inc.	03/01/27	2.450	2,040,262
				15,809,290

	Computers (0.1%)
2,000,000	Accenture Capital, Inc.	10/04/29	4.050	1,987,184
2,200,000	Apple, Inc.	02/08/28	1.200	2,049,588
2,000,000	Dell International LLC / EMC Corp.	10/01/26	4.900	2,008,356
				6,045,128

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care (0.2%)
$1,915,000	Estee Lauder Cos, Inc.	04/15/30	2.600%	$1,745,040
19,550,000	Unilever Capital Corp.	08/12/27	4.250	19,650,852
				21,395,892

	Diversified Financial Services (5.3%)
23,075,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	07/15/25	6.500	23,109,448
27,473,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	10/01/25	4.450	27,421,218
36,248,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	01/30/26	1.750	35,437,426
94,226,000	Air Lease Corp.	01/15/26	2.875	92,893,864
1,910,000	Ally Financial, Inc.	06/09/27	4.750	1,901,403
1,920,000	American Express Co. (SOFR + 0.999%)[2]	05/01/26	4.990	1,920,000
38,724,000	American Express Co. (SOFR + 0.750%)[2]	04/23/27	5.645	39,129,984
27,030,000	American Express Co. (SOFR + 1.260%)[2]	04/25/29	4.731	27,279,260
33,535,000	Avolon Holdings Funding, Ltd. (Ireland)[1]	01/15/26	5.500	33,576,368
1,900,000	Blackstone Holdings Finance Co. LLC[1]	04/22/33	6.200	2,009,104
111,620,000	Capital One Financial Corp.	10/29/25	4.200	111,392,334
10,000,000	Capital One Financial Corp. (SOFR + 2.440%)[2]	10/29/27	7.149	10,347,514
1,945,000	Capital One Financial Corp. (SOFR + 2.080%)[2]	02/01/29	5.468	1,983,681
1,910,000	Charles Schwab Corp.	03/11/26	0.900	1,854,475
18,620,000	Credit Acceptance Corp.[1]	12/15/28	9.250	19,677,784

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$25,095,000	Credit Opportunities Partners JV LLC	04/01/26	4.250%	$24,951,657
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	47,990,862
				502,876,382

	Electric (3.2%)
1,920,000	Atlantic City Electric Co.	03/15/31	2.300	1,690,558
1,905,000	Black Hills Corp.	06/15/30	2.500	1,699,544
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,993,645
1,910,000	Duke Energy Ohio, Inc.	06/01/30	2.125	1,709,174
30,880,966	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	29,364,801
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	57,821,642
2,000,000	Evergy Missouri West, Inc.[1]	12/15/27	5.150	2,040,794
1,930,000	Fells Point Funding Trust[1]	01/31/27	3.046	1,874,931
1,930,000	FirstEnergy Pennsylvania Electric Co.[1]	03/30/26	5.150	1,935,409
1,925,000	Florida Power & Light Co.	04/01/28	5.050	1,975,198
1,920,000	National Rural Utilities Cooperative Finance Corp.	03/15/30	2.400	1,745,211
86,222,000	NextEra Energy Capital Holdings, Inc.	09/01/25	5.749	86,491,184
1,910,000	NRG Energy, Inc.[1]	12/02/25	2.000	1,874,721
1,935,000	Pacific Gas & Electric Co.	01/01/26	3.150	1,910,850
1,940,000	PacifiCorp	02/15/34	5.450	1,954,029
24,049,000	Public Service Enterprise Group, Inc.	08/15/25	0.800	23,777,512

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Electric (continued)
$18,615,000	Public Service Enterprise Group, Inc.	10/15/28	5.875%	$19,443,337
48,049,000	Vistra Operations Co. LLC[1]	05/13/25	5.125	48,007,255
				301,309,795

	Energy-Alternate Sources (0.6%)
38,930,000	XPLR Infrastructure LP1,6	11/15/25	0.000	37,372,800
22,605,000	XPLR Infrastructure LP1	06/15/26	2.500	21,248,700
				58,621,500

	Food (1.2%)
15,535,000	General Mills, Inc.	10/17/28	5.500	16,069,484
12,590,000	Hormel Foods Corp.	03/30/27	4.800	12,725,571
1,945,000	JBS USA Holding Lux S.a.r.l. / JBS USA Food Co. / JBS Lux Co. S.a.r.l. (Luxembourg)	02/01/28	5.125	1,965,642
46,820,000	Mars, Inc.[1]	03/01/27	4.450	47,102,623
1,920,000	Mars, Inc.[1]	04/20/28	4.550	1,939,110
21,220,000	Nestle Capital Corp.[1]	03/12/29	4.650	21,715,642
1,930,000	Nestle Holdings, Inc.[1]	03/14/28	5.000	1,984,224
11,460,000	Sysco Corp.	01/17/29	5.750	11,925,885
				115,428,181

	Gas (0.0%)
1,940,000	Brooklyn Union Gas Co.[1]	08/05/27	4.632	1,944,662
505,000	East Ohio Gas Co.[1]	06/15/25	1.300	502,735
1,925,000	Southern California Gas Co.	02/01/30	2.550	1,763,521
				4,210,918

	Healthcare-Products (0.3%)
2,230,000	Baxter International, Inc.	02/01/27	1.915	2,134,217
22,215,000	Medtronic Global Holdings SCA (Luxembourg)	03/30/28	4.250	22,327,887
				24,462,104

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	21

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (1.9%)
$1,925,000	Adventist Health System	03/01/29	2.952%	$1,787,783
1,772,000	CommonSpirit Health	10/01/25	1.547	1,748,165
31,880,000	HCA, Inc.	02/15/26	5.875	31,961,765
1,910,000	Health Care Service Corp. A Mutual Legal Reserve Co.[1]	06/15/29	5.200	1,945,608
12,919,000	Providence St Joseph Health Obligated Group	10/01/29	2.532	11,828,853
32,090,000	Roche Holdings, Inc.[1]	11/13/26	5.265	32,667,205
1,915,000	Roche Holdings, Inc.[1]	11/13/28	5.338	1,987,628
22,000,000	Roche Holdings, Inc.[1]	03/08/29	4.790	22,460,393
18,145,000	Roche Holdings, Inc.[1]	09/09/29	4.203	18,194,366
60,630,000	Sutter Health	08/15/25	1.321	60,024,574
				184,606,340

	Insurance (9.4%)
26,415,000	American Coastal Insurance Corp.	12/15/27	7.250	24,830,100
16,275,000	American National Global Funding[1]	01/28/30	5.550	16,636,435
8,018,000	American National Group, Inc.	10/01/29	5.750	8,148,705
49,817,000	Aon Global, Ltd. (United Kingdom)	12/15/25	3.875	49,661,611
14,345,000	Athene Global Funding[1]	06/29/25	2.550	14,281,687
35,075,000	Athene Global Funding[1]	02/23/26	5.684	35,374,245
25,000,000	Athene Global Funding[1]	07/09/27	5.349	25,448,034
22,035,000	Athene Global Funding (SOFR + 0.950%)[1,2]	03/06/28	5.317	21,917,843
49,950,000	Athene Global Funding[1]	01/09/29	5.583	51,117,453
1,925,000	Brighthouse Financial Global Funding[1]	04/09/27	5.550	1,959,237
1,910,000	CNO Global Funding[1]	06/04/27	5.875	1,966,563
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$30,350,000	Corebridge Global Funding[1]	06/24/26	5.350%	$30,700,936
1,955,000	Corebridge Global Funding[1]	07/02/26	5.750	1,985,128
14,025,000	Corebridge Global Funding[1]	09/19/28	5.900	14,634,104
1,900,000	Equitable Financial Life Global Funding[1]	11/19/27	4.875	1,922,859
25,185,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	25,485,083
41,390,000	Equitable Holdings, Inc. (5-Year CMT Index + 4.736%)[2,5]		4.950	41,114,333
1,925,000	F&G Global Funding[1]	06/30/26	1.750	1,865,356
34,080,000	F&G Global Funding[1]	06/10/27	5.875	34,948,666
1,925,000	GA Global Funding Trust[1]	01/06/27	2.250	1,848,582
17,225,000	GA Global Funding Trust[1]	01/08/29	5.500	17,658,944
41,635,000	Guardian Life Global Funding[1]	09/26/29	4.179	41,357,268
24,485,000	Guardian Life Global Funding[1]	04/28/30	4.798	24,809,177
2,059,000	Jackson National Life Global Funding[1]	07/02/27	5.550	2,101,305
1,924,000	MassMutual Global Funding II1	04/09/27	5.100	1,959,617
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	43,013,624
23,485,000	Met Tower Global Funding[1]	04/12/29	5.250	24,149,146
1,945,000	Metropolitan Life Global Funding I1	06/30/27	4.400	1,957,389
18,735,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	19,095,865
1,945,000	New York Life Global Funding[1]	01/09/28	4.850	1,977,501
27,190,000	New York Life Global Funding[1]	04/25/28	4.400	27,413,137
38,945,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	39,538,542
24,865,000	Northwestern Mutual Global Funding[1]	01/10/29	4.710	25,164,473

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$19,330,000	Pacific Life Global Funding II1	06/24/25	1.200%	$19,231,913
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	38,075,578
14,300,000	Pacific Life Global Funding II1	08/28/29	4.500	14,324,986
12,685,000	Pricoa Global Funding I1	08/27/27	4.400	12,705,796
12,560,000	Principal Life Global Funding II1	01/16/27	5.000	12,710,871
1,955,000	Principal Life Global Funding II1	06/28/28	5.500	2,024,267
1,925,000	Protective Life Global Funding[1]	04/14/26	5.209	1,939,325
36,560,000	Protective Life Global Funding[1]	09/13/27	4.335	36,503,460
16,160,000	RGA Global Funding[1]	11/21/28	6.000	16,977,595
2,280,000	RGA Global Funding[1]	01/18/29	2.700	2,138,179
17,755,000	RGA Global Funding[1]	05/24/29	5.448	18,304,614
27,515,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	28,523,837
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,137,850
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%) (Cayman Islands)[1,2]	01/06/26	6.276	11,972,705
				895,613,924

	Investment Companies (3.9%)
69,179,000	Ares Capital Corp.	01/15/26	3.875	68,635,670
12,538,000	Ares Capital Corp.	07/15/26	2.150	12,091,204
16,000,000	BlackRock TCP Capital Corp.	05/30/29	6.950	16,036,370
37,994,000	Blackstone Private Credit Fund	09/29/25	7.050	38,249,520
25,975,000	Blackstone Private Credit Fund[1]	09/26/27	4.950	25,730,189

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$11,794,000	Blackstone Secured Lending Fund	01/15/26	3.625%	$11,667,101
44,790,000	Blue Owl Capital Corp.	07/22/25	3.750	44,670,639
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	17,338,611
44,264,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	44,020,733
26,475,000	Franklin BSP Capital Corp.	03/30/26	3.250	25,801,444
15,940,000	FS KKR Capital Corp.	01/15/26	3.400	15,717,825
33,980,000	Main Street Capital Corp.	07/14/26	3.000	32,876,989
4,270,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	4,164,050
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	16,631,903
				373,632,248

	Leisure Time (0.0%)
1,940,000	Harley-Davidson Financial Services, Inc.[1]	03/10/28	6.500	1,979,506

	Machinery-Constraction & Mining (0.1%)
9,240,000	Caterpillar Financial Services Corp.	10/16/26	4.450	9,308,666
2,000,000	Caterpillar Financial Services Corp.	11/15/27	4.600	2,026,131
2,040,000	Komatsu Finance America, Inc.[1]	10/06/27	5.499	2,092,362
				13,427,159

	Machinery-Diversified (2.0%)
24,855,000	AGCO Corp.	03/21/27	5.450	25,070,740
56,525,000	CNH Industrial Capital LLC	01/15/26	1.875	55,380,288
10,920,000	CNH Industrial Capital LLC	01/12/29	5.500	11,222,919

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Machinery-Diversified (continued)
$27,185,000	CNH Industrial Capital LLC	04/20/29	5.100%	$27,537,263
27,370,000	John Deere Capital Corp.	07/15/27	4.200	27,506,969
44,670,000	John Deere Capital Corp. (SOFR + 0.500%)[2]	03/06/28	4.867	44,576,193
1,935,000	John Deere Capital Corp.	03/07/31	4.900	1,982,168
				193,276,540

	Media (0.1%)
12,589,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/25	4.908	12,572,328

	Oil & Gas (0.1%)
2,040,000	Pioneer Natural Resources Co.	03/29/26	5.100	2,052,377
10,072,000	Woodside Finance, Ltd. (Australia)[1]	09/15/26	3.700	9,972,319
				12,024,696

	Packaging & Containers (0.4%)
37,691,000	Amcor Flexibles North America, Inc.[1]	03/17/28	4.800	38,005,168

	Pharmaceuticals (2.7%)
55,622,000	CVS Health Corp.	02/20/26	5.000	55,744,723
1,910,000	CVS Health Corp.	06/01/34	5.700	1,939,681
46,200,000	Eli Lilly & Co.	08/14/27	4.150	46,549,255
47,050,000	Eli Lilly & Co.	02/12/28	4.550	47,846,157
38,225,000	Johnson & Johnson	03/01/27	4.500	38,750,752
2,000,000	Johnson & Johnson	06/01/31	4.900	2,072,891
22,990,000	Novartis Capital Corp.	09/18/29	3.800	22,716,893
2,200,000	Novartis Capital Corp.	09/18/34	4.200	2,102,666
44,811,000	PRA Health Sciences, Inc.[1]	07/15/26	2.875	43,500,278
				261,223,296

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Pipelines (0.2%)
$1,915,000	MPLX LP	03/01/26	1.750%	$1,865,731
16,986,000	ONEOK, Inc.	06/01/25	4.150	16,949,298
2,075,000	Williams Cos, Inc.	03/02/26	5.400	2,086,288
				20,901,317

	Private Equity (0.5%)
48,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	47,088,460
2,000,000	KKR Group Finance Co. XII LLC[1]	05/17/32	4.850	1,964,741
				49,053,201

	Real Estate Investment Trusts (1.4%)
9,290,000	American Tower Trust #1[1]	03/15/53	5.490	9,452,100
10,000,000	Arbor Realty Trust, Inc.	04/30/26	5.000	9,650,151
19,450,000	Arbor Realty Trust, Inc.[1]	09/01/26	4.500	18,363,896
1,920,000	Boston Properties LP	10/01/26	2.750	1,861,494
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	24,546,557
1,920,000	Federal Realty OP LP	05/01/28	5.375	1,963,191
14,480,000	Realty Income Corp.	01/13/26	5.050	14,467,926
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,520,912
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	19,085,688
2,100,000	Weyerhaeuser Co.	05/15/26	4.750	2,102,711
				131,014,626

	Retail (0.3%)
2,190,000	7-Eleven, Inc.[1]	02/10/26	0.950	2,126,387
22,320,000	Home Depot, Inc.	06/25/26	5.150	22,600,042
				24,726,429

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Semiconductors (0.2%)
$16,565,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250%	$16,785,063
1,975,000	Foundry JV Holdco LLC[1]	01/25/30	5.900	2,050,261
				18,835,324

	Software (0.3%)
2,000,000	Concentrix Corp.	08/02/28	6.600	2,092,497
22,362,000	Synopsys, Inc.	04/01/27	4.550	22,482,342
				24,574,839

	Trucking & Leasing (0.4%)
1,940,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	07/15/25	4.000	1,936,008
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,757,828
				33,693,836
	Total Corporate Bonds (Cost $5,308,125,196)			5,324,346,837

	Loan Participations and Assignments (7.8%)
23,455,250	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	6.522	22,927,507
21,151,907	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	9.949	10,364,434
20,415,138	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[2]	11/01/30	7.313	20,345,931
44,066,696	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	6.172	43,981,647
491,065	Avantor Funding, Inc. Term B6 (1-Month CME Term SOFR + 2.000%)[2]	11/08/27	6.422	491,217

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$23,281,507	Axalta Coating Systems U.S. Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[2]	12/20/29	6.049%	$23,247,516
9,913,288	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[2]	10/31/28	7.299	9,881,069
8,845,973	Buckeye Partners LP Term B5 (1-Month CME Term SOFR + 1.750%)[2]	11/01/26	6.072	8,841,550
61,130,573	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[2]	12/07/30	6.298	60,757,065
40,378,316	Clean Harbors, Inc. (1-Month CME Term SOFR + 1.750%)[2]	10/08/28	6.072	40,563,249
36,274,051	DaVita, Inc. Term A1 (1-Month CME Term SOFR + 1.750%)[2]	04/28/28	6.172	36,115,533
14,794,875	Delos Aircraft DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	10/31/27	6.049	14,789,549
20,716,374	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[2]	04/03/28	9.572	20,388,433
45,187,669	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	6.174	44,890,334
457,083	Icon, Plc. (3-Month CME Term SOFR + 2.000%) (Ireland)[2]	07/03/28	6.299	457,275
1,834,565	Icon, Plc. (3-Month CME Term SOFR + 2.000%) (Ireland)[2]	07/03/28	6.299	1,835,336
14,272,105	Iqvia, Inc. Term A2 (3-Month CME Term SOFR + 1.250%)[2]	06/16/27	5.663	14,236,425
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$18,000,000	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[2]	01/02/31	6.049%	$17,973,000
30,833,931	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[2]	09/20/30	6.572	30,530,525
23,114,550	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[2]	05/05/28	6.572	23,019,550
14,374,379	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[2]	06/01/28	10.322	14,302,507
9,314,293	Lumen Technologies, Inc. Term B1 (1-Month CME Term SOFR + 2.350%)[2]	04/15/29	6.786	8,889,375
9,314,293	Lumen Technologies, Inc. Term B2 (1-Month CME Term SOFR + 2.350%)[2]	04/15/30	6.786	8,860,221
22,292,975	Midcontinent Communications (1-Month CME Term SOFR + 2.500%)[2]	08/16/31	6.828	22,209,376
3,831,208	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[2]	12/31/30	8.030	3,773,740
31,758,280	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.600%)[2]	12/31/30	9.141	25,089,041
43,875,000	Relam Amsterdam Holdings BV Term A (1-Month CME Term SOFR + 1.250%) (Netherlands)[2,4]	07/10/28	5.672	43,436,250
39,527,101	SBA Senior Finance II LLC (1-Month CME Term SOFR + 1.750%)[2]	01/25/31	6.080	39,470,973

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$13,263,205	Setanta Aircraft Leasing DAC (3-Month CME Term SOFR + 1.750%) (Ireland)[2]	11/05/28	6.049%	$13,265,592
18,343,594	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[2]	10/20/27	8.022	18,477,318
23,995,000	Stonepeak Nile Parent LLC[2,7]	04/09/32	0.000	23,550,133
16,965,026	UGI Energy Services LLC (1-Month CME Term SOFR + 2.500%)[2]	02/22/30	6.822	16,918,372
65,965,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[2,4]	09/23/25	5.672	65,885,842
	Total Loan Participations and Assignments (Cost $762,215,790)			749,765,885

	Municipal Bonds (0.3%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.121	30,644,362
	Total Municipal Bonds (Cost $31,000,000)			30,644,362

	Residential Mortgage Backed Securities (0.1%)
683,352	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	681,124
5,378,899	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,089,824
	Total Residential Mortgage Backed Securities (Cost $6,025,603)			5,770,948

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	31

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (0.5%)
$40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600%	$39,722,546
10,740	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.795%)[2]	04/01/36	6.746	10,898
11,284	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month RFUCCT + 1.740%)[2]	12/01/36	6.365	11,313
9,303	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year RFUCCT + 1.745%)[2]	01/01/37	6.620	9,500
1,902,611	Federal National Mortgage Association (FNMA)	07/01/35	5.000	1,921,792
117,823	Federal National Mortgage Association (FNMA)	11/01/35	5.500	121,327
14,779	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.964%)[2]	07/01/36	7.714	15,309
23,829	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.718%)[2]	09/01/36	7.500	24,375
19,185	Federal National Mortgage Association (FNMA) (1-Year RFUCCT + 1.725%)[2]	01/01/37	6.637	19,689
114,405	Federal National Mortgage Association (FNMA)	08/01/37	5.500	117,855
1,330,576	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,364,116
580,319	Federal National Mortgage Association (FNMA)	06/01/40	6.500	613,150

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Government Agency Obligations (continued)
$2,441	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	4.625%	$2,445
	Total U.S. Government Agency Obligations (Cost $44,773,912)			43,954,315

	U.S. Treasury Bills (13.3%)
168,785,000	U.S. Treasury Bill[8,9]	05/01/25	4.241	168,785,000
50,000,000	U.S. Treasury Bill[8]	05/06/25	4.254	49,970,556
5,195,000	U.S. Treasury Bill[8]	05/08/25	4.208	5,190,757
112,830,000	U.S. Treasury Bill[8,9]	05/13/25	4.247	112,671,324
112,000,000	U.S. Treasury Bill[8,9]	05/15/25	4.266	111,816,097
100,830,000	U.S. Treasury Bill[8,9]	05/20/25	4.243	100,605,692
112,000,000	U.S. Treasury Bill[8,9]	05/22/25	4.265	111,724,241
125,000,000	U.S. Treasury Bill[8,9]	05/27/25	4.260	124,620,734
150,000,000	U.S. Treasury Bill[8,9]	06/03/25	4.255	149,423,110
112,000,000	U.S. Treasury Bill[8,9]	06/10/25	4.260	111,477,031
112,000,000	U.S. Treasury Bill[8,9]	06/20/25	4.247	111,346,489
112,000,000	U.S. Treasury Bill[8,9]	06/24/25	4.269	111,292,600
5,400,000	U.S. Treasury Bill[8,9,10]	10/09/25	4.101	5,301,794
	Total U.S. Treasury Bills (Cost $1,274,226,550)			1,274,225,425

	U.S. Treasury Bonds and Notes (0.3%)
23,540,000	U.S. Treasury Note	10/31/28	4.875	24,491,715
	Total U.S. Treasury Bonds and Notes (Cost $24,001,216)			24,491,715
Total Investments (Cost $9,691,646,885)[11]			101.4%	$9,685,403,447
Liabilities in Excess of Cash and Other Assets			(1.4)%	(136,189,601)
Net Assets			100.0%	$9,549,213,846

____________

1       Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2025 was $4,243,969,802 or 44.4% of net assets.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	33

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.

2   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2025 coupon or interest rate.

3   This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

4   Security that used significant unobservable inputs to determine fair value.

5   Security is perpetual in nature and has no stated maturity date.

6   Security issued with zero coupon. Income is recognized through accretion of discount.

7   All or a portion of this position represents an unsettled loan commitment at April 30, 2025. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.

8   Coupon represents a yield to maturity.

9   Coupon represents a weighted average yield.

10   All or a portion of this security is held at the broker as collateral for open futures contracts.

11   The aggregate cost of investments and derivatives for federal income tax purposes is $9,691,646,885, the aggregate gross unrealized appreciation is $54,635,982 and the aggregate gross unrealized depreciation is $67,635,725, resulting in net unrealized depreciation of $12,999,743.

Abbreviations:

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

RFUCCT − Refinitiv USD IBOR Consumer Cash Fallbacks Term.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at April 30, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	675	June 2025	$140,035,531	$140,500,195	$(464,664)
U.S. Treasury 5-Year Notes	3,300	June 2025	354,052,892	360,344,533	(6,291,641)
					$(6,756,305)

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	35

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	37

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Asset Backed Securities	$—	$1,869,795,068	$5,610,305	$1,875,405,373
Commercial Mortgage Backed Securities	—	356,798,587	—	356,798,587
Corporate Bonds	—	5,324,346,837	—	5,324,346,837
Loan Participations and Assignments	—	640,443,793	109,322,092	749,765,885
Municipal Bonds	—	30,644,362	—	30,644,362
Residential Mortgage Backed Securities	—	5,770,948	—	5,770,948
U.S. Government Agency Obligations	—	43,954,315	—	43,954,315
U.S. Treasury Bills	—	1,274,225,425	—	1,274,225,425
U.S. Treasury Bonds and Notes	—	24,491,715	—	24,491,715
Total Investments, at value	$—	$9,570,471,050	$114,932,397	$9,685,403,447

Other Financial Instruments, at value
Financial Futures Contracts	$(6,756,305)	$—	$—	$(6,756,305)
Other Financial Instruments, at value	$(6,756,305)	$—	$—	$(6,756,305)

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Limited Duration Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2025:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2024	$7,473,684	$44,775,000	$52,248,684
Purchases	—	—	—
Sales/Paydowns	(1,956,082)	(1,125,000)	(3,081,082)
Realized gains/(losses)	—	541	541
Change in unrealized appreciation/ (depreciation)	92,703	(217,429)	(124,726)
Amortization	—	3,138	3,138
Transfers from Level 3	—	—	—
Transfers to Level 3	—	65,885,842	65,885,842
Balance as of April 30, 2025	$5,610,305	$109,322,092	$114,932,397

As of April 30, 2025, $114,932,397 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	39

BBH Limited Duration Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $9,691,646,885)	$9,685,403,447
Cash	2,839,148
Receivables for:
Interest	56,867,057
Shares sold	10,145,463
Investments sold	2,313,020
Interest from Custodian	21,527
Prepaid expenses	46,862
Total Assets	9,757,636,524

Liabilities:
Payables for:
Investments purchased	182,076,153
Shares redeemed	22,441,094
Net investment advisory and administrative fees	1,957,992
Dividends declared	1,179,541
Futures variation margin on open contracts	430,089
Custody and fund accounting fees	140,603
Shareholder servicing fees	79,375
Professional fees	53,443
Transfer agent fees	13,068
Board of Trustees’ fees	2,497
Accrued expenses and other liabilities	48,823
Total Liabilities	208,422,678
Net Assets	$9,549,213,846

Net Assets Consist of:
Paid-in capital	$9,568,243,439
Accumulated deficit	(19,029,593)
Net Assets	$9,549,213,846

Net Asset Value and Offering Price per Share
Class N Shares
($473,275,155 ÷ 45,262,854 shares outstanding)	$10.46
Class I Shares
($9,075,938,691 ÷ 868,478,530 shares outstanding)	$10.45

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Limited Duration Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Interest income	$223,771,183
Interest income from Custodian	93,380
Other income	397,787
Total Income	224,262,350

Expenses:
Investment advisory and administrative fees	11,497,793
Shareholder servicing fees	481,757
Custody and fund accounting fees	316,416
Board of Trustees’ fees	84,743
Professional fees	58,074
Transfer agent fees	37,560
Miscellaneous expenses	342,634
Total Expenses	12,818,977
Investment advisory and administrative fee waiver	(326,289)
Net Expenses	12,492,688
Net Investment Income	211,769,662

Net Realized and Unrealized Gain:
Net realized loss on investments in securities	(4,352,797)
Net realized gain on futures contracts	11,536,251
Net realized gain on investments in securities and futures contracts	7,183,454
Net change in unrealized appreciation/(depreciation) on investments in securities	37,110,739
Net change in unrealized appreciation/(depreciation) on futures contracts	(16,112,146)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	20,998,593
Net Realized and Unrealized Gain	28,182,047
Net Increase in Net Assets Resulting from Operations	$239,951,709

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	41

BBH Limited Duration Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$211,769,662	$359,676,959
Net realized gain/(loss) on investments in securities and futures contracts	7,183,454	(9,730,871)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	20,998,593	229,992,309
Net increase in net assets resulting from operations	239,951,709	579,938,397

Dividends and distributions declared:
Class N	(11,090,832)	(21,989,562)
Class I	(199,488,643)	(340,236,922)
Total dividends and distributions declared	(210,579,475)	(362,226,484)

Share transactions:
Proceeds from sales of shares[1]	2,963,565,362	3,012,526,320
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	73,851,208	98,296,342
Cost of shares redeemed[1]	(1,716,997,424)	(2,256,604,342)
Net increase in net assets resulting from share transactions	1,320,419,146	854,218,320
Total increase in net assets	1,349,791,380	1,071,930,233

Net Assets:
Beginning of period/year	8,199,422,466	7,127,492,233
End of period/year	$9,549,213,846	$8,199,422,466

____________

1     Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Limited Duration Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$10.42	$10.11	$9.91	$10.32	$10.23	$10.26
Income from investment operations:
Net investment income[1]	0.24	0.50	0.41	0.19	0.15	0.24
Net realized and unrealized gain/(loss)	0.04	0.31	0.20	(0.41)	0.09	(0.03)
Total income/(loss) from investment operations	0.28	0.81	0.61	(0.22)	0.24	0.21
Dividends and distributions to shareholders:
From net investment income	(0.24)	(0.50)	(0.41)	(0.19)	(0.15)	(0.24)
From net realized gains	—	(0.00)[2]	—	—	—	—
Total dividends and distributions to shareholders	(0.24)	(0.50)	(0.41)	(0.19)	(0.15)	(0.24)
Net asset value, end of period/year	$10.46	$10.42	$10.11	$9.91	$10.32	$10.23
Total return[3]	2.69%[4]	8.20%	6.24%	(2.12)%	2.38%	2.06%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$473	$468	$440	$490	$656	$461
Ratio of expenses to average net assets before reductions	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Fee waiver[6]	(0.14)%[5]	(0.14)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Ratio of expenses to average net assets after reductions	0.35%[5]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.63%[5]	4.84%	4.06%	1.87%	1.48%	2.32%
Portfolio turnover rate	20%[4]	40%	22%	46%	34%	51%

____________

1       Calculated using average shares outstanding for the period/year

2      Less than $0.01.

3      Assumes the reinvestment of distributions.

4      Not annualized.

5   Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2025, the years ended October 31, 2024, 2023, 2022, 2021 and 2020, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.35%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, the waived fees were $326,289, $631,656, $665,947, $797,646, $746,522 and $595,975, respectively.
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	43

BBH Limited Duration Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$10.42	$10.11	$9.90	$10.32	$10.23	$10.25
Income from investment operations:
Net investment income[1]	0.24	0.51	0.41	0.19	0.16	0.24
Net realized and unrealized gain/(loss)	0.03	0.31	0.22	(0.41)	0.09	(0.02)
Total income/(loss) from investment operations	0.27	0.82	0.63	(0.22)	0.25	0.22
Dividends and distributions to shareholders:
From net investment income	(0.24)	(0.51)	(0.42)	(0.20)	(0.16)	(0.24)
From net realized gains	—	(0.00)[2]	—	—	—	—
Total dividends and distributions to shareholders	(0.24)	(0.51)	(0.42)	(0.20)	(0.16)	(0.24)
Net asset value, end of period/year	$10.45	$10.42	$10.11	$9.90	$10.32	$10.23
Total return[3]	2.64%[4]	8.28%	6.43%	(2.14)%	2.46%	2.24%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$9,076	$7,732	$6,688	$7,749	$11,442	$7,610
Ratio of expenses to average net assets	0.27%[5]	0.27%	0.28%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets	4.71%[5]	4.92%	4.13%	1.92%	1.55%	2.40%
Portfolio turnover rate	20%[4]	40%	22%	46%	34%	51%

____________

1       Calculated using average shares outstanding for the period/year.

2   Less than $0.01.

3   Assumes the reinvestment of distributions.

4   Not annualized.

5   Annualized.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Limited Duration Fund Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices

Financial Statements April 30, 2025 © Brown Brothers Harriman	45

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2025, are listed in the Portfolio of Investments.

For the six months ended April 30, 2025, the average monthly notional amount of open futures contracts was $311,038,023. The range of month-end notional amounts was $211,708,899 to $494,088,423.

Financial Statements April 30, 2025 © Brown Brothers Harriman	47

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2025

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$—	Net unrealized appreciation/ (depreciation) on futures contracts	$(6,756,305	)*
Total		$—		$(6,756,305)

–––––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives Futures Contracts	$11,536,251

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$(16,112,146)

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation D of the 1933 Act (”Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements

Financial Statements April 30, 2025 © Brown Brothers Harriman	49

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $11,090,832 and $199,488,643 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2025.

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2024:	$362,226,484	$—	$362,226,484	$—	$362,226,484
2023:	312,018,618	—	312,018,618	—	312,018,618

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$1,220,586	$—	$(5,332,094)	$(10,291,983)	$(33,998,336)	$(48,401,827)
2023:	3,809,972	—	—	(5,933,067)	(263,990,645)	(266,113,740)

The Fund had $5,332,094 net capital loss carryforwards as of October 31, 2024, of which $0 and $5,332,094, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

Financial Statements April 30, 2025 © Brown Brothers Harriman	51

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2025, the Fund incurred $11,497,793 for services under the Agreement.

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

B.  Expense Waivers and Reimbursements. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N to 0.35%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, the Investment Adviser waived fees in the amount of $326,289 for Class N.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2025, Class N shares of the Fund incurred $481,757 in shareholder servicing fees.

D.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $316,416 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2025 was $1,276. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2025 was $93,380. This amount is included in “Interest income from Custodian” in the Statement of Operations.

Financial Statements April 30, 2025 © Brown Brothers Harriman	53

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $84,743 in independent Trustee compensation and expense reimbursements.

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $2,518,483,481 and $1,299,530,288, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	10,946,808	$114,294,075	15,041,290	$155,154,243
Shares issued in connection with reinvestments of dividends	1,031,700	10,777,967	2,065,950	21,340,135
Shares redeemed	(11,580,380)	(120,814,147)	(15,713,114)	(162,006,611)
Net increase	398,128	$4,257,895	1,394,126	$14,487,767

Class I
Shares sold	273,090,457	$2,849,271,287	276,339,520	$2,857,372,077
Shares issued in connection with reinvestments of dividends	6,038,580	63,073,241	7,450,789	76,956,207
Shares redeemed	(153,012,060)	(1,596,183,277)	(203,149,862)	(2,094,597,731)
Net increase	126,116,977	$1,316,161,251	80,640,447	$839,730,553

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2025 and the year ended October 31, 2024. Specifically:

During the six months ended April 30, 2025, 2,264 shares of Class N were exchanged for 2,266 shares of Class I valued at $23,658 and 21,365 shares of Class I were exchanged for 21,358 shares of Class N valued at $223,048.

During the year ended October 31, 2024, 1,918,481 shares of Class N were exchanged for 1,920,186 shares of Class I valued at $19,799,824 and 40,187 shares of Class I were exchanged for 40,157 shares of Class N valued at $415,631.

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund may invest in securities of other investment companies, consisting of ETFs and money market funds. When purchasing shares of other investment companies, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The Fund is subject to the risks associated with the investment company’s investments (investment company risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund may use of derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk).

Financial Statements April 30, 2025 © Brown Brothers Harriman	55

BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignments, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund

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BBH Limited Duration Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk, market risk, issuer risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	57

BBH Limited Duration Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in-person meeting on December 10, 2024, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

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BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

Financial Statements April 30, 2025 © Brown Brothers Harriman	59

BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer category, noting the Fund’s above average performance in each of the 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2024 and average performance in the 1-year period. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the contractual fee waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the

© Brown Brothers Harriman	60

BBH Limited Duration Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

Financial Statements April 30, 2025 © Brown Brothers Harriman	61

BBH Limited Duration Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

© Brown Brothers Harriman	62

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2025 © Brown Brothers Harriman	63

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

© Brown Brothers Harriman	64

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not

Financial Statements April 30, 2025 © Brown Brothers Harriman	65

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

© Brown Brothers Harriman	66

BBH Limited Duration Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2025 © Brown Brothers Harriman	67

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH Income Fund

BBH Income Fund Portfolio Allocation April 30, 2025 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$285,588,990	18.3%
Commercial Mortgage Backed Securities	107,284,650	6.9
Corporate Bonds	614,011,588	39.2
Loan Participations and Assignments	197,925,978	12.7
Municipal Bonds	1,117,209	0.1
Preferred Securities	28,472,874	1.8
Residential Mortgage Backed Securities	258,966	0.0
U.S. Government Agency Obligations	20,105,000	1.3
U.S. Treasury Bills	30,210,695	1.9
U.S. Treasury Bonds and Notes	302,296,342	19.3
Liabilities in Excess of Cash and Other Assets	(23,009,474)	(1.5)
Net Assets	$1,564,262,818	100.0%

All data as of April 30, 2025. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Income Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (18.3%)
$3,135,061	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199%	$3,077,724
1,983,460	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,884,187
2,630,000	Adams Outdoor Advertising LP 2023-1[1]	07/15/53	6.967	2,711,615
3,250,000	Aligned Data Centers Issuer LLC 2023-1A1	08/17/48	6.000	3,289,341
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	7.371	4,289,328
4,320,000	Alp CFO LP 2024-1A1,2	10/15/36	10.036	4,274,640
1,480,000	Ares PBN Finance Co. LLC[1,2]	10/15/36	6.000	1,320,900
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,313,666
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,251,281
7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,3]	04/20/37	12.519	7,700,000
4,135,508	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	4,188,766
5,634,688	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,601,087
3,383,875	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,429,351
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	1,009,492
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,386,708
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,572,347
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,375,374
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	7,960,000
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,404,371

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850%	$5,877,281
4,100,000	CyrusOne Data Centers Issuer I LLC 2025-1A1	02/20/50	5.910	4,185,877
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,002,778
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,759,324
4,630,000	Dryden 115 CLO, Ltd. 2024-115A (3-Month CME Term SOFR + 2.000%) (Jersey)[1,3]	04/18/37	6.269	4,646,353
4,435,313	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,444,561
172,426	Elm Trust 2020-3A1	08/20/29	2.954	170,657
608,631	Elm Trust 2020-4A1	10/20/29	2.286	602,248
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,252,391
340,347	FNA LLC 2019-1[1,2,3,4]	12/10/31	3.000	320,777
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,398,433
894,571	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	846,415
850,567	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	804,100
2,930,036	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773	2,900,233
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,449,687
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,987,530
8,540,000	LCM, Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,3]	01/15/38	6.056	8,544,480
412,601	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	400,565

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$4,340,000	Madison Park Funding LXVII, Ltd. 2024-67A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/25/37	6.332%	$4,357,625
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,3]	04/19/37	6.219	3,070,216
2,690,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.330	2,727,276
1,735,000	Mariner Finance issuance Trust 2024-BA1	11/20/38	5.730	1,760,897
683,477	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	673,131
1,452,107	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,393,157
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,3]	07/23/36	6.379	4,877,482
2,465,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1[1]	08/25/28	6.180	2,474,801
2,527,147	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,3]	04/16/33	5.582	2,520,457
2,562,308	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate-0.500%)[1,3]	07/25/50	7.000	2,587,843
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,497,202

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860%	$1,660,783
5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,3]	01/17/38	5.620	5,406,861
4,500,000	Octagon 71, Ltd. 2024-1A (3-Month CME Term SOFR + 2.050%) (Cayman Islands)[1,3]	04/18/37	6.319	4,507,664
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,556,327
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,917,029
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,826,668
3,775,619	Oportun Issuance Trust 2021-C1	10/08/31	2.180	3,679,457
2,320,000	PennantPark CLO VII LLC 2023-7A (3-Month CME Term SOFR + 4.050%)[1,3]	07/20/35	8.319	2,325,301
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,217,530
140,862	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,3]	12/27/44	7.000	140,570
4,058,902	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,019,044
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,645,455
7,830,000	Republic Finance Issuance Trust 2024-A1	08/20/32	5.910	7,955,343
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,199,706
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,803,331
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
$2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430%	$2,327,348
6,250,000	Sotheby’s Artfi Master Trust 2024-1A1	12/22/31	6.430	6,309,546
2,209,136	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%) (Cayman Islands)[1,3]	07/20/32	5.591	2,203,127
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,152,481
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,559,852
940,132	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730	894,266
4,246,627	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,124,535
436,667	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	437,313
4,480,000	Trafigura Securitisation Finance, Plc. 2024-1A (Ireland)[1]	11/15/27	5.980	4,526,032
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,379,594
4,653,500	VC 3 LS LP 2021-B1,2	10/15/41	4.750	3,889,860
922,225	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	883,216
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,876,279
1,954,813	Willis Engine Structured Trust VII 2023-A1	10/15/48	8.000	2,035,371
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,555,146
	Total Asset Backed Securities (Cost $284,126,730)			285,588,990

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (6.9%)
$4,750,000	Atrium Hotel Portfolio Trust 2024-ATRM[1,3,4]	11/10/29	5.894%	$4,702,505
6,930,000	BAHA Trust 2024-MAR[1,3,4]	12/10/41	6.841	7,083,245
2,818,071	BFLD Mortgage Trust 2024-WRHS (1-Month CME Term SOFR + 1.492%)[1,3]	08/15/26	5.814	2,815,429
1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	7.019	1,384,772
4,387,500	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,3]	06/15/37	5.863	4,375,160
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	8.210	4,750,369
5,850,000	BX Commercial Mortgage Trust 2024-GPA2 (1-Month CME Term SOFR + 1.892%)[1,3]	11/15/41	6.214	5,844,516
363,561	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.264%) (Cayman Islands)[1,3]	02/15/38	5.593	361,330
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 3.164%) (Cayman Islands)[1,3]	11/15/37	7.493	1,187,179
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,3]	11/15/31	8.436	551,894
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,3,4]	07/10/28	6.360	2,959,368
4,590,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	6.891	4,828,551

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$2,460,000	DC Commercial Mortgage Trust 2023-DC1	09/12/40	6.804%	$2,539,479
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,3]	03/15/34	6.072	7,302,512
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1,2,5]	11/25/60	0.000	4,540,848
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	108,088
126,824,030	Freddie Mac Multifamily Structured Pass Through Certificates 2023-K753[1]	11/25/60	0.100	502,806
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[3,4]	12/25/30	5.209	1,707,038
4,965,000	FREMF Mortgage Trust 2024-K516[1,3,4]	01/25/29	6.122	4,389,552
4,675,000	FREMF Mortgage Trust 2024-K522[1,3,4]	05/25/29	5.788	4,201,929
6,570,000	FREMF Mortgage Trust 2024-K757[1,5]	10/25/61	0.000	3,692,200
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	120,947
105,880,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	487,620
7,361,000	FREMF Mortgage Trust 2025-K535[1,3,4]	12/25/29	5.483	6,421,921
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	972,492

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Commercial Mortgage Backed Securities (continued)
$9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,3]	03/15/42	5.672%	$9,625,800
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.210	180,907
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,3]	05/15/41	5.913	5,212,057
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	6.226	5,838,025
1,498,774	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month CME Term SOFR + 1.314%)[1,3]	11/25/36	5.641	1,491,186
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,761,132
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	6.972	2,196,379
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	7.822	1,257,708
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	6.036	889,706
	Total Commercial Mortgage Backed Securities (Cost $107,131,041)			107,284,650

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (39.2%)
	Aerospace/Defense (0.1%)
$2,220,000	BAE Systems, Plc. (United Kingdom)[1]	04/15/30	3.400%	$2,101,775

	Agriculture (0.5%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,410,922
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,911,609
				7,322,531
	Auto Manufacturers (2.1%)
3,835,000	BMW US Capital LLC[1]	03/21/30	5.050	3,880,200
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,893,083
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,871,493
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,760,642
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,323,220
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,836,472
				33,565,110
	Banks (8.3%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,3]	06/17/32	5.284	2,802,854
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[3]	03/14/28	5.552	4,670,545
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,638,316
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,6]		4.375	5,662,823
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[3]	04/20/29	4.729	2,687,408
3,035,000	Bank of New Zealand (New Zealand)[1]	02/07/28	4.846	3,074,658
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	3,022,260
4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,3]	05/09/31	5.085	4,662,448

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986%	$3,655,590
2,665,000	Comerica Bank	07/27/25	4.000	2,651,822
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,760,621
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,486,865
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	164,443
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[3]	11/03/28	7.390	2,274,909
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)[3]	06/04/31	2.848	1,030,527
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[3]	03/09/34	6.254	3,473,559
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[3]	08/04/28	4.443	6,216,442
3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[3]	07/22/28	4.979	3,763,373
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%) (United Kingdom)[3]	03/06/29	5.871	2,231,692
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%) (United Kingdom)[3]	11/15/33	7.953	2,301,175
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,989,181
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,200,539
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%) (United Kingdom)[3]	11/10/26	7.472	2,478,863

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[3]	11/15/28	5.661%	$5,183,907
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[3]	03/02/34	6.016	1,854,629
5,770,000	PNC Financial Services Group, Inc. (5-Year CMT Index + 2.595%)[3,6]		3.400	5,426,634
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,446,880
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[3]	03/20/31	5.741	5,167,737
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,165,834
7,510,000	State Street Corp.	02/28/28	4.536	7,588,962
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[3]	10/30/29	7.161	1,748,972
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[3]	01/24/30	5.435	4,541,604
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,3]	05/12/28	4.751	1,528,831
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%) (Switzerland)[1,3]	01/12/34	5.959	4,179,697
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,6]		3.700	5,698,585
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,116,884
5,195,000	Wells Fargo & Co. (SOFR + 1.370%)[3]	04/23/29	4.970	5,260,486
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,711,584
				129,522,139

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Beverages (0.2%)
$3,170,000	Keurig Dr Pepper, Inc.	03/15/29	5.050%	$3,227,094

	Chemicals (0.4%)
6,570,000	Olin Corp.[1]	04/01/33	6.625	6,233,958

	Commercial Services (0.2%)
3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250	3,661,559

	Diversified Financial Services (2.7%)
2,338,000	Acadian Asset Management, Inc.	07/27/26	4.800	2,287,472
4,365,000	Ally Financial, Inc. (SOFR + 2.820%)[3]	01/03/30	6.848	4,530,461
1,265,000	American Express Co.	03/04/27	2.550	1,227,138
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,222,833
5,705,000	Bread Financial Holdings, Inc.[1]	03/15/29	9.750	6,001,795
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,305,985
1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[3]	10/30/31	7.624	1,815,690
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,359,337
2,655,000	Credit Opportunities Partners JV LLC	04/01/26	4.250	2,639,835
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,439,049
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,123,895
7,300,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	7,274,658

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000%	$4,112,724
				42,340,872
	Electric (2.1%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,416,840
4,405,000	Atlantica Sustainable Infrastructure, Plc. (United Kingdom)[1]	06/15/28	4.125	4,185,558
5,065,000	Edison International (5-Year CMT Index + 4.698%)[3,6]		5.375	4,747,392
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,358,819
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,515,302
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,412,071
7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625	7,658,837
				32,294,819
	Energy-Alternate Sources (1.1%)
10,055,000	XPLR Infrastructure LP1,5	11/15/25	0.000	9,652,800
8,440,000	XPLR Infrastructure LP1	06/15/26	2.500	7,933,600
				17,586,400
	Food (0.7%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	5,972,480
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,876,162
				10,848,642
	Gas (0.3%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,603,317

	Healthcare-Services (0.3%)
1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	1,090,094

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909%	$4,316,132
				5,406,226
	Insurance (9.8%)
4,175,000	Aegon, Ltd. (6-Month CME Term SOFR + 3.540%) (Netherlands)[3]	04/11/48	5.500	4,142,908
2,940,000	American Coastal Insurance Corp.	12/15/27	7.250	2,763,600
2,355,000	American National Global Funding[1]	01/28/30	5.550	2,407,300
1,325,000	American National Group, Inc.	10/01/29	5.750	1,346,599
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,496,184
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,461,904
4,040,000	Athene Global Funding[1]	10/08/29	4.721	4,005,559
1,380,000	Athene Holding, Ltd.	02/01/33	6.650	1,465,032
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	5,435,365
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[3]	12/15/52	6.875	2,952,389
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,312,890
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,115,778
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,673,542
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	9,321,802
4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,3]	04/01/45	7.500	4,472,354
3,965,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	4,012,243
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,786,579
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$4,110,000	F&G Global Funding[1]	06/10/27	5.875%	$4,214,760
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%) (United Kingdom)[1,3]	04/01/41	6.625	4,742,770
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,229,575
3,485,000	Global Atlantic Finance Co.[1]	06/15/33	7.950	3,862,558
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,3]	10/15/54	7.950	2,005,650
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,769,540
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,624,925
3,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,3]	05/23/42	5.875	3,616,928
2,950,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	3,006,821
5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070	5,167,574
7,725,000	Pacific Life Global Funding II1	05/01/28	4.450	7,771,008
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,411,362
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,415,375
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,105,543
5,720,000	RenaissanceRe Holdings, Ltd. (Bermuda)	06/05/33	5.750	5,837,733
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,556,981
3,735,000	SiriusPoint, Ltd. (Sweden)	04/05/29	7.000	3,871,944

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$1,895,000	Stewart Information Services Corp.	11/15/31	3.600%	$1,700,500
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,3]	04/02/49	5.000	4,752,696
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	6,179,713
				154,015,984
	Investment Companies (5.0%)
11,550,000	Ares Capital Corp.	07/15/26	2.150	11,138,412
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,176,937
4,320,000	Blackstone Private Credit Fund[1]	09/26/27	4.950	4,279,285
5,990,000	Blue Owl Credit Income Corp.[1]	03/15/30	5.800	5,865,435
2,560,000	Blue Owl Technology Finance Corp.[1]	06/30/25	6.750	2,559,254
2,585,000	Blue Owl Technology Finance Corp.[1]	03/15/28	6.100	2,566,052
1,635,000	CION Investment Corp.	02/11/26	4.500	1,601,499
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,377,492
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,317,628
3,940,000	Golub Capital Private Credit Fund[1]	09/12/29	5.800	3,877,001
11,340,000	HA Sustainable Infrastructure Capital, Inc.[1]	07/01/34	6.375	10,888,884
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,897,648
2,665,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	2,640,050
2,095,000	OFS Capital Corp.	02/10/26	4.750	2,043,008

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$7,360,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250%	$7,177,378
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,958,694
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,880,420
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,744,476
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,994,787
				77,984,340
	Machinery-Diversified (1.1%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,270,838
2,450,000	CNH Industrial Capital LLC	01/12/29	5.500	2,517,963
7,140,000	John Deere Capital Corp. (SOFR + 0.500%)[3]	03/06/28	4.867	7,125,006
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,824,812
				16,738,619
	Media (0.3%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,263,045

	Miscellaneous Manufacturers (0.4%)
6,100,000	Axon Enterprise, Inc.[1]	03/15/30	6.125	6,206,163

	Oil & Gas (0.3%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,606,170

	Pharmaceuticals (0.3%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	592,869
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,865,164
				4,458,033

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Pipelines (0.1%)
$2,430,000	Harvest Midstream I LP1	09/01/28	7.500%	$2,459,629

	Private Equity (0.3%)
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	2,003,248
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,020,984
				4,024,232
	Real Estate Investment Trusts (1.8%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,398,279
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	3,892,635
2,375,000	Arbor Realty Trust, Inc.	04/30/26	5.000	2,291,911
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,752,234
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)[1]	04/01/27	5.875	4,912,215
1,175,000	Federal Realty OP LP	05/01/28	5.375	1,201,432
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,751,950
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,046,262
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2 (Australia)[1]	01/28/26	3.625	1,931,911
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%) (Australia)[1,3]	09/24/80	5.125	1,313,432
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	2,025,680
				27,517,941
	Retail (0.4%)
3,563,000	Macy’s Retail Holdings LLC[1]	03/15/30	5.875	3,318,190
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,055,737
				6,373,927

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Semiconductors (0.4%)
$5,575,000	ams-OSRAM AG (Austria)[1]	03/30/29	12.250%	$5,649,063
	Total Corporate Bonds (Cost $615,030,872)			614,011,588

	Loan Participations and Assignments (12.7%)
3,321,500	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 2.250%) (Cayman Islands)[3]	04/20/28	6.522	3,246,766
5,060,000	A-AG US GSI Bidco, Inc. (3-Month CME Term SOFR + 5.000%)[3]	10/31/31	9.299	5,009,400
2,103,361	AL NGPL Holdings LLC (3-Month CME Term SOFR + 2.500%)[3]	04/13/28	6.785	2,096,798
2,949,261	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	9.949	1,445,138
5,591,764	Allspring Buyer LLC (3-Month CME Term SOFR + 3.000%)[3]	11/01/30	7.313	5,572,808
4,541,606	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.000%)[3]	02/15/29	7.322	4,496,917
1,765,755	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME Term SOFR + 1.750%)[3]	12/20/29	6.049	1,763,176
2,682,686	BCP Renaissance Parent LLC Term B6 (3-Month CME Term SOFR + 3.000%)[3]	10/31/28	7.299	2,673,967
339,284	Buckeye Partners LP Term B5 (1-Month CME Term SOFR + 1.750%)[3]	11/01/26	6.072	339,115

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	21

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,584,761	Central Parent LLC (3-Month CME Term SOFR + 3.250%)[3]	07/06/29	7.549%	$2,978,865
5,665,657	Charter Communications Operating LLC Term B4 (3-Month CME Term SOFR + 2.000%)[3]	12/07/30	6.298	5,631,039
5,480,000	Clearwater Analytics LLC (3-Month CME Term SOFR + 2.250%)[3]	04/21/32	6.519	5,452,600
11,338,867	Connect Finco S.a.r.l. (1-Month CME Term SOFR + 4.500%) (Luxembourg)[3]	09/27/29	8.822	10,155,429
4,518,571	Delos Aircraft Designated Activity Co. (3-Month CME Term SOFR + 1.750%) (Ireland)[3]	10/31/27	6.049	4,516,945
5,499,779	Eagle Broadband Investments LLC (3-Month CME Term SOFR + 3.000%)[3]	11/12/27	7.561	5,475,745
7,770,350	Eastern Power LLC (1-Month CME Term SOFR + 5.250%)[3]	04/03/28	9.572	7,647,345
1,546,971	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[3]	08/01/27	6.174	1,536,792
3,298,425	EMRLD Borrower LP (3-Month CME Term SOFR + 2.500%)[3]	08/04/31	6.799	3,255,150
7,320,630	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME Term SOFR + 4.250%)[3]	08/18/28	8.811	7,032,416

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$1,549,428	Global Medical Response, Inc. (1-Month CME Term SOFR + 4.750%)[3]	10/31/28	9.072%	$1,545,121
3,460,000	Gloves Buyer, Inc.[3,7]	01/17/32	0.000	3,297,380
6,060,825	Great Outdoors Group LLC Term B3[3,7]	01/23/32	0.000	5,913,850
2,620,000	Hilcorp Energy I LP (1-Month CME Term SOFR + 2.000%)[3]	02/11/30	6.321	2,574,150
2,664,863	ILPEA Parent, Inc. (1-Month CME Term SOFR + 4.000%)[3]	06/22/28	8.330	2,661,532
3,658,780	Iqvia, Inc. Term B5 (3-Month CME Term SOFR + 1.750%)[3]	01/02/31	6.049	3,653,292
5,584,289	Iridium Communications, Inc. Term B4 (1-Month CME Term SOFR + 2.250%)[3]	09/20/30	6.572	5,529,340
1,790,278	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME Term SOFR + 2.250%)[3]	05/05/28	6.572	1,782,920
5,183,684	LendingTree, Inc. Term B (1-Month CME Term SOFR + 4.000%)[3]	09/15/28	8.436	5,125,368
828,093	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 6.000%)[3]	06/01/28	10.322	823,952
7,185,265	Medline Borrower, LP (1-Month CME Term SOFR + 2.250%)[3]	10/23/28	6.572	7,132,094
5,835,675	Midcontinent Communications (1-Month CME Term SOFR + 2.500%)[3]	08/16/31	6.828	5,813,791

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$2,970,398	MIP V Waste LLC Term B1 (3-Month CME Term SOFR + 3.000%)[3]	12/08/28	7.280%	$2,968,556
686,793	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 3.750%)[3]	12/31/30	8.030	676,491
5,693,078	MPH Acquisition Holdings LLC (3-Month CME Term SOFR + 4.600%)[3]	12/31/30	9.141	4,497,531
8,573,470	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 3.750%)[3]	03/02/28	8.049	8,552,036
6,626,788	Priority Holdings LLC (1-Month CME Term SOFR + 4.750%)[3]	05/16/31	9.072	6,593,654
4,430,778	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 3.250%)[3]	09/14/29	7.549	4,428,695
9,376,500	Rockpoint Gas Storage Partners LP (3-Month CME Term SOFR + 3.000%)[3]	09/18/31	7.299	9,250,480
646,979	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%) (Cayman Islands)[3]	10/20/27	8.022	651,696
4,740,103	Sotera Health Holdings LLC (3-Month CME Term SOFR + 3.250%)[3]	05/30/31	7.549	4,719,388
1,769,433	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 2.250%)[3]	11/18/27	6.572	1,765,010
7,175,000	Stonepeak Nile Parent LLC[3,7]	04/09/32	0.000	7,041,975

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Loan Participations and Assignments (continued)
$3,040,000	Terex Corp. (3-Month CME Term SOFR + 2.000%)[3]	10/08/31	6.299%	$3,030,120
3,733,540	Tidal Waste & Recycling Holdings LLC (3-Month CME Term SOFR + 3.500%)[3]	10/24/31	7.799	3,731,972
4,378,337	United AirLines, Inc. Term B (3-Month CME Term SOFR + 2.000%)[3]	02/22/31	6.275	4,360,561
9,490,000	Whirlpool Corp. (1-Month CME Term SOFR + 1.250%)[2,3]	09/23/25	5.672	9,478,612
	Total Loan Participations and Assignments (Cost $202,884,455)			197,925,978

	Municipal Bonds (0.1%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,117,209
	Total Municipal Bonds (Cost $1,645,000)			1,117,209

	Preferred Securities (1.8%)
79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[3]	09/15/53	7.625	2,097,450
215,000	CION Investment Corp.	12/30/29	7.500	5,395,404
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,460,120
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	4,045,290
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,6]		8.625	1,615,280
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,016,650
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,316,600

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Preferred Securities (continued)
$130,800	Oxford Lane Capital Corp.	01/31/27	5.000%	$3,119,580
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,406,500
	Total Preferred Securities (Cost $29,300,836)			28,472,874

	Residential Mortgage Backed Securities (0.0%)
273,674	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	258,966
	Total Residential Mortgage Backed Securities (Cost $271,809)			258,966

	U.S. Government Agency Obligations (1.3%)
20,105,000	Federal Home Loan Bank Discount Notes[8]	05/01/25	4.231	20,105,000
	Total U.S. Government Agency Obligations (Cost $20,105,000)			20,105,000

	U.S. Treasury Bills (1.9%)
17,540,000	U.S. Treasury Bill[8]	05/01/25	4.246	17,540,000
5,600,000	U.S. Treasury Bill[8,9]	05/08/25	4.186	5,595,450
3,325,000	U.S. Treasury Bill[8,9,10]	07/17/25	4.258	3,295,262
3,850,000	U.S. Treasury Bill[8,10]	10/09/25	4.083	3,779,983
	Total U.S. Treasury Bills (Cost $30,211,871)			30,210,695

	U.S. Treasury Bonds and Notes (19.3%)
66,050,000	U.S. Treasury Bond	02/15/39	3.500	59,932,635
3,900,000	U.S. Treasury Bond	08/15/41	1.750	2,610,258
107,500,000	U.S. Treasury Bond	02/15/43	3.875	97,295,898
43,865,000	U.S. Treasury Bond	08/15/50	1.375	21,875,955
1,250,000	U.S. Treasury Bond	05/15/52	2.875	890,527
30,870,000	U.S. Treasury Bond	02/15/53	3.625	25,549,748
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (continued)
$10,515,000	U.S. Treasury Bond	05/15/53	3.625%	$8,702,395
9,000,000	U.S. Treasury Note	07/31/31	4.125	9,122,344
3,000,000	U.S. Treasury Note[10]	05/15/33	3.375	2,864,766
31,475,000	U.S. Treasury Note	02/15/34	4.000	31,234,019
43,100,000	U.S. Treasury Note	08/15/34	3.875	42,217,797
	Total U.S. Treasury Bonds and Notes (Cost $307,942,956)			302,296,342

Total Investments (Cost $1,598,650,570)[11]			101.5%	$1,587,272,292
Liabilities in Excess of Cash and Other Assets			(1.5)%	(23,009,474)
Net Assets			100.0%	$1,564,262,818

____________

1       Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2025 was $720,541,943 or 46.1% of net assets.

2      Security that used significant unobservable inputs to determine fair value.

3      Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2025 coupon or interest rate.

4      This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

5      Security issued with zero coupon. Income is recognized through accretion of discount.

6      Security is perpetual in nature and has no stated maturity date.

7      All or a portion of this position represents an unsettled loan commitment at April 30, 2025. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.

8      Coupon represents a yield to maturity.

9      Coupon represents a weighted average yield.

10    All or a portion of this security is held at the broker as collateral for open futures contracts.

11     The aggregate cost of investments and derivatives for federal income tax purposes is $1,598,650,570, the aggregate gross unrealized appreciation is $23,615,427 and the aggregate gross unrealized depreciation is $27,764,621, resulting in net unrealized depreciation of $4,149,194.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.

Abbreviations:

ABS − Asset-Backed Security.

CFO − Collateralized Fund Obligation.

CLO − Collateralized Loan Obligation.

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

REIT − Real Estate Investment Trust.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Financial Futures Contracts

The following futures contracts were open at April 30, 2025:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Treasury 10-Year Notes	1,410	June 2025	$154,648,440	$158,228,438	$3,579,998
U.S. Long Bond	259	June 2025	30,090,539	30,205,875	115,336
U.S. Treasury 10-Year Ultra Bond	1,350	June 2025	150,957,345	154,891,406	3,934,061
U.S. Ultra Bond	480	June 2025	58,073,436	58,095,000	21,564
					$7,650,959
Contracts to Sell:
U.S. Treasury 5-Year Notes	200	June 2025	$21,417,188	$21,839,063	$(421,875)

Net Unrealized Gain on Open Futures Contracts					$7,229,084

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	31

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Asset Backed Securities	$—	$271,493,485	$14,095,505	$285,588,990
Commercial Mortgage Backed Securities	—	102,743,802	4,540,848	107,284,650
Corporate Bonds	—	604,894,549	9,117,039	614,011,588
Loan Participations and Assignments	—	188,447,366	9,478,612	197,925,978
Municipal Bonds	—	1,117,209	—	1,117,209
Preferred Securities	28,472,874	—	—	28,472,874
Residential Mortgage Backed Securities	—	258,966	—	258,966
U.S. Government Agency Obligations	—	20,105,000	—	20,105,000
U.S. Treasury Bills	—	30,210,695	—	30,210,695
U.S. Treasury Bonds and Notes	—	302,296,342	—	302,296,342
Total Investments, at value	$28,472,874	$1,521,567,414	$37,232,004	$1,587,272,292
Other Financial Instruments, at value
Financial Futures Contracts	$7,229,084	$—	$—	$7,229,084
Other Financial Instruments, at value	$7,229,084	$—	$—	$7,229,084

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Income Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended
April 30, 2025:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2024	$14,428,279	$4,082,780	$8,964,135	$—	$27,475,194
Purchases	—	—	—	—	—
Sales/ Paydowns	(231,361)	—	—	—	(231,361)
Realized gains/ (losses)	—	—	—	—	—
Change in unrealized appreciation/ (depreciation)	(101,413)	401,360	152,904	—	452,851
Amortization	—	56,708	—	—	56,708
Transfer from Level 3	—	—	—	—	—
Transfer to Level 3	—	—	—	9,478,612	9,478,612
Balance as of April 30, 2025	$14,095,505	$4,540,848	$9,117,039	$9,478,612	$37,232,004

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of April 30, 2025, $25,920,876 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	33

BBH Income Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $1,598,650,570)	$1,587,272,292
Cash	722,520
Foreign currency at value (Cost $226)	262
Receivables for:
Interest	11,031,264
Shares sold	480,938
Investments sold	20,308
Interest from Custodian	1,768
Prepaid expenses	8,075
Total Assets	1,599,537,427

Liabilities:
Payables for:
Investments purchased	32,504,735
Shares redeemed	1,671,466
Investment advisory and administrative fees	506,960
Futures variation margin on open contracts	432,691
Professional fees	52,259
Dividends declared	45,000
Custody and fund accounting fees	41,105
Transfer agent fees	7,057
Board of Trustees’ fees	1,816
Accrued expenses and other liabilities	11,520
Total Liabilities	35,274,609
Net Assets	$1,564,262,818

Net Assets Consist of:
Paid-in capital	$1,641,614,468
Accumulated deficit	(77,351,650)
Net Assets	$1,564,262,818

Net Asset Value and Offering Price per Share
Class I Shares
($1,564,262,818 ÷ 175,814,740 shares outstanding)	$8.90

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Income Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Dividends	$71,372
Interest income	40,770,080
Interest income from Custodian	12,099
Other income	92,756
Total Income	40,946,307

Expenses:
Investment advisory and administrative fees	2,763,714
Custody and fund accounting fees	86,428
Professional fees	55,698
Board of Trustees’ fees	51,134
Transfer agent fees	21,109
Miscellaneous expenses	58,419
Total Expenses	3,036,502
Net Investment Income	37,909,805

Net Realized and Unrealized Gain/(Loss):
Net realized gain on investments in securities	813,997
Net realized loss on futures contracts	(19,129,346)
Net realized loss on investments in securities and futures contracts	(18,315,349)
Net change in unrealized appreciation/(depreciation) on investments in securities	435,537
Net change in unrealized appreciation/(depreciation) on futures contracts	20,463,526
Net change in unrealized appreciation/(depreciation) on foreign currency translations	12
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	20,899,075
Net Realized and Unrealized Gain/(Loss)	2,583,726
Net Increase in Net Assets Resulting from Operations	$40,493,531

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	35

BBH Income Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$37,909,805	$58,248,023
Net realized gain/(loss) on investments in securities and futures contracts	(18,315,349)	5,326,676
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	20,899,075	49,911,682
Net increase in net assets resulting from operations	40,493,531	113,486,381

Dividends and distributions declared:
Class I	(37,713,513)	(58,185,985)

Share transactions:
Proceeds from sales of shares	389,270,264	551,841,996
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	6,948,499	10,137,478
Proceeds from short-term redemption fees	8	4,652
Cost of shares redeemed	(96,717,787)	(127,933,731)
Net increase in net assets resulting from share transactions	299,500,984	434,050,395
Total increase in net assets	302,281,002	489,350,791

Net Assets:
Beginning of period/year	1,261,981,816	772,631,025
End of period/year	$1,564,262,818	$1,261,981,816

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Income Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$8.89	$8.30	$8.49	$10.49	$10.77	$10.61
Income from investment operations:
Net investment income[1]	0.24	0.51	0.47	0.36	0.34	0.34
Net realized and unrealized gain/(loss)	0.01	0.58	(0.20)	(2.00)	0.15	0.46
Total income/(loss) from investment operations	0.25	1.09	0.27	(1.64)	0.49	0.80
Dividends and distributions to shareholders:
From net investment income	(0.24)	(0.50)	(0.46)	(0.36)	(0.33)	(0.34)
From net realized gains	—	—	—	—	(0.44)	(0.30)
Total dividends and distributions to shareholders	(0.24)	(0.50)	(0.46)	(0.36)	(0.77)	(0.64)
Short-term redemption fees[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$8.90	$8.89	$8.30	$8.49	$10.49	$10.77
Total return[3]	2.84%[4]	13.37%	3.10%	(15.93)%	4.64%	7.87%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$1,564	$1,262	$773	$547	$612	$468
Ratio of expenses to average net assets	0.44%[5]	0.44%	0.46%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets	5.49%[5]	5.71%	5.36%	3.77%	3.19%	3.24%
Portfolio turnover rate	14%[4]	38%	56%	56%	69%	116%

____________

1       Calculated using average shares outstanding for the period/year.

2      Less than $0.01.

3      Assumes the reinvestment of distributions.

4      Not annualized.

5      Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	37

BBH Income Fund Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of April 30, 2025, Class N shares are not available for purchase by investors but may be in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

© Brown Brothers Harriman	38

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures.

Financial Statements April 30, 2025 © Brown Brothers Harriman	39

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2025, are listed in the Portfolio of Investments.

For the six months ended April 30, 2025, the average monthly notional amount of open futures contracts was $405,988,353. The range of month-end notional amounts was $395,981,680 to $415,186,947.

© Brown Brothers Harriman	40

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2025

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$7,650,959	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(421,875	)*
Total		$7,650,959			$(421,875)

–––––––––––––

*   Includes cumulative appreciation/(depreciation) of futures contracts reported under line item “Futures variation margin on open contracts” in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Interest Rate Risk

Net Realized Loss on Derivatives Futures Contracts	$(19,129,346)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Futures Contracts	$20,463,526

E.   Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S and Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities

Financial Statements April 30, 2025 © Brown Brothers Harriman	41

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F.   Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year Secured Overnight Financing Rate (“SOFR”).

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements

© Brown Brothers Harriman	42

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.  Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $37,713,513 to Class I shareholders during the six months ended April 30, 2025. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Financial Statements April 30, 2025 © Brown Brothers Harriman	43

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2024:	$58,185,985	$—	$58,185,985	$—	$58,185,985
2023:	37,555,733	—	37,555,733	—	37,555,733

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$211,408	$—	$(67,242,521)	$11,947,678	$(25,048,233)	$(80,131,668)
2023:	93,181	—	(71,475,095)	10,909,765	(74,959,915)	(135,432,064)

The Fund had $67,242,521 net capital loss carryforwards as of October 31, 2024, of which $29,854,118 and $37,388,403, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

© Brown Brothers Harriman	44

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

I.    Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

J.   Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum on the first $2 billion, 0.38% per annum on the next $1 billion and 0.35% per annum on amounts over $3 billion of the average daily net assets of the Fund. Prior to January 1, 2025, the Fund paid a combined fee, computed daily and payable monthly, equal to 0.40% of the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred $2,763,714 under the Agreement.

Financial Statements April 30, 2025 © Brown Brothers Harriman	45

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

B.  Expense Waivers and Reimbursements. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, the Investment Adviser waived fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $86,428 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2025 was $13. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2025 was $12,099. This amount is included in “Interest income from Custodian” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $51,134 in Independent Trustee compensation and expense reimbursements.

© Brown Brothers Harriman	46

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $480,534,068 and $189,072,671, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	44,080,251	$389,270,264	62,138,410	$551,841,996
Shares issued in connection with reinvestments of dividends	783,140	6,948,499	1,141,313	10,137,478
Proceeds from short-term redemption fees	N/A	8	N/A	4,652
Shares redeemed	(10,954,041)	(96,717,787)	(14,498,340)	(127,933,731)
Net increase	33,909,350	$299,500,984	48,781,383	$434,050,395

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments

Financial Statements April 30, 2025 © Brown Brothers Harriman	47

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignment, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets

© Brown Brothers Harriman	48

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with the SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The Fund may also invest in notes issued by Business Development Companies (“BDCs”). These notes are subject to risks similar to those of other issuers and those of investment companies (business development company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Financial Statements April 30, 2025 © Brown Brothers Harriman	49

BBH Income Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	50

BBH Income Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in-person meeting on December 10, 2024, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement. Additionally, the Board reviewed and approved an amended fee schedule for the Fund to include breakpoints at certain assets levels.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

Financial Statements April 30, 2025 © Brown Brothers Harriman	51

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

© Brown Brothers Harriman	52

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-, 3-, 4- and 5-year periods ended September 30, 2024 as compared to its peer category. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid

Financial Statements April 30, 2025 © Brown Brothers Harriman	53

BBH Income Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

© Brown Brothers Harriman	54

BBH Income Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements April 30, 2025 © Brown Brothers Harriman	55

BBH Income Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

© Brown Brothers Harriman	56

BBH Income Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Financial Statements April 30, 2025 © Brown Brothers Harriman	57

BBH Income Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

© Brown Brothers Harriman	58

BBH Income Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Financial Statements April 30, 2025 © Brown Brothers Harriman	59

BBH Income Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

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ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH Select Series - Large Cap Fund

BBH Select Series - Large Cap Fund Portfolio Allocation April 30, 2025 (unaudited)

Sector Diversification

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communication Services	$30,792,576	6.7%
Consumer Discretionary	36,743,540	8.0
Consumer Staples	25,747,534	5.6
Financials	105,486,754	23.0
Health Care	71,237,397	15.5
Industrials	38,888,066	8.5
Information Technology	119,073,311	26.0
Materials	24,713,272	5.4
Cash and Other Assets in Excess of Liabilities	5,922,438	1.3
Net Assets	$458,604,888	100.0%

All data as of April 30, 2025. The BBH Select Series – Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Select Series - Large Cap Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (98.7%)
	Communication Services (6.7%)
191,389	Alphabet, Inc. (Class C)	$30,792,576
	Total Communication Services	30,792,576

	Consumer Discretionary (8.0%)
106,582	Amazon.com, Inc.[1]	19,655,853
3,351	Booking Holdings, Inc.	17,087,687
	Total Consumer Discretionary	36,743,540

	Consumer Staples (5.6%)
20,348	Costco Wholesale Corp.	20,236,086
33,902	Procter & Gamble Co.	5,511,448
	Total Consumer Staples	25,747,534

	Financials (23.0%)
58,833	Arthur J Gallagher & Co.	18,867,155
35	Berkshire Hathaway, Inc. (Class A)[1]	28,018,900
52,263	Mastercard, Inc. (Class A)	28,643,260
54,891	Progressive Corp.	15,464,990
28,982	S&P Global, Inc.	14,492,449
	Total Financials	105,486,754

	Health Care (15.5%)
98,993	Abbott Laboratories	12,943,335
199,086	Alcon AG (Switzerland)	19,432,785
6,120	Eli Lilly & Co.	5,501,574
28,960	Novo Nordisk A/S ADR (Denmark)	1,924,392
26,669	Thermo Fisher Scientific, Inc.	11,441,001
17,460	UnitedHealth Group, Inc.	7,183,742
81,909	Zoetis, Inc. (Class A)	12,810,568
	Total Health Care	71,237,397

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Shares		Value
	Common Stock (continued)
	Industrials (8.5%)
36,282	Automatic Data Processing, Inc.	$10,906,369
63,281	Otis Worldwide Corp.	6,092,062
93,802	Waste Management, Inc.	21,889,635
	Total Industrials	38,888,066

	Information Technology (26.0%)
30,538	Adobe, Inc.[1]	11,451,139
12,682	Analog Devices, Inc.	2,471,975
11,524	Apple, Inc.	2,448,850
47,044	Applied Materials, Inc.	7,090,001
28,483	Cadence Design Systems, Inc.[1]	8,480,528
33,782	KLA Corp.	23,738,274
73,368	Microsoft Corp.	28,999,436
44,402	NVIDIA Corp.	4,836,266
161,246	Oracle Corp.	22,690,537
42,901	Texas Instruments, Inc.	6,866,305
	Total Information Technology	119,073,311

	Materials (5.4%)
54,527	Linde, Plc. (Ireland)	24,713,272
	Total Materials	24,713,272
	Total Common Stock
	(Cost $271,753,854)	452,682,450
Total Investments (Cost $271,753,854)[2]	98.7%	$452,682,450
Cash and Other Assets in Excess of Liabilities	1.3%	5,922,438
Net Assets	100.0%	$458,604,888

____________

1       Non-income producing security.

2      The aggregate cost for federal income tax purposes is $271,753,854, the aggregate gross unrealized appreciation is $187,682,145 and the aggregate gross unrealized depreciation is $6,753,549, resulting in net unrealized appreciation of $180,928,596.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Select Series - Large Cap Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Common Stock:
Communication Services	$30,792,576	$—	$—	$30,792,576
Consumer Discretionary	36,743,540	—	—	36,743,540
Consumer Staples	25,747,534	—	—	25,747,534
Financials	105,486,754	—	—	105,486,754
Health Care	71,237,397	—	—	71,237,397
Industrials	38,888,066	—	—	38,888,066
Information Technology	119,073,311	—	—	119,073,311
Materials	24,713,272	—	—	24,713,272
Total Investments, at value	$452,682,450	$—	$—	$452,682,450

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Select Series - Large Cap Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $271,753,854)	$452,682,450
Cash	5,843,765
Receivables for:
Dividends	234,658
Shares sold	224,550
Interest from Custodian	11,260
Prepaid expenses	3,032
Total Assets	458,999,715
Liabilities:
Payables for:
Investment advisory and administrative fees	237,104
Shares redeemed	84,097
Professional fees	43,655
Custody and fund accounting fees	6,458
Transfer agent fees	6,191
Board of Trustees’ fees	1,781
Accrued expenses and other liabilities	15,541
Total Liabilities	394,827
Net Assets	$458,604,888
Net Assets Consist of:
Paid-in capital	$262,560,281
Retained earnings	196,044,607
Net Assets	$458,604,888
Net Asset Value and Offering Price per Share
Class I Shares
($458,604,888 ÷ 29,652,067 shares outstanding)	$15.47

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Select Series - Large Cap Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Dividends (net of foreign withholding taxes of $43,528)	$2,224,596
Interest income from Custodian	227,363
Total Income	2,451,959
Expenses:
Investment advisory and administrative fees	1,518,383
Board of Trustees’ fees	47,276
Professional fees	37,628
Transfer agent fees	20,547
Custody and fund accounting fees	13,862
Miscellaneous expenses	25,713
Total Expenses	1,663,409
Net Investment Income	788,550
Net Realized and Unrealized Gain/(Loss):
Net realized gain on investments in securities	14,372,097
Net change in unrealized appreciation/(depreciation) on investments in securities	(13,961,280)
Net Realized and Unrealized Gain/(Loss)	410,817
Net Increase in Net Assets Resulting from Operations	$1,199,367

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Select Series - Large Cap Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$788,550	$1,602,509
Net realized gain on investments in securities	14,372,097	21,266,906
Net change in unrealized appreciation/ (depreciation) on investments in securities	(13,961,280)	86,743,150
Net increase in net assets resulting from operations	1,199,367	109,612,565

Dividends and distributions declared:
Class I	(19,129,377)	(1,204,965)
Total dividends and distributions declared	(19,129,377)	(1,204,965)

Share transactions:
Proceeds from sales of shares[1]	26,792,709	44,868,067
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,289,240	158,657
Cost of shares redeemed[1]	(28,126,878)	(67,956,598)
Net increase/(decrease) in net assets resulting from share transactions	955,071	(22,929,874)
Total increase/(decrease) in net assets	(16,974,939)	85,477,726

Net Assets:
Beginning of period/year	475,579,827	390,102,101
End of period/year	$458,604,888	$475,579,827

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Select Series - Large Cap Fund Financial Highlights Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024*	2023	2022	2021	2020
Net asset value, beginning of period/year	$16.08	$12.52	$11.08	$14.12	$10.30	$10.12
Income from investment operations:
Net investment income[1]	0.03	0.05	0.04	0.03	0.04	0.03
Net realized and unrealized gain/(loss)	0.01	3.55	1.56	(2.60)	3.82	0.15
Total income/(loss) from investment operations	0.04	3.60	1.60	(2.57)	3.86	0.18
Dividends and distributions to shareholders:
From net investment income	(0.05)	(0.04)	(0.02)	(0.04)	(0.04)	(0.00)[2]
From net realized gains	(0.60)	—	(0.14)	(0.43)	—	—
Total dividends and distributions to shareholders	(0.65)	(0.04)	(0.16)	(0.47)	(0.04)	(0.00)[2]
Short-term redemption fees[1]	—	—	0.00 [2]	—	0.00 [2]	0.00 [2]

Net asset value, end of period/year	$15.47	$16.08	$12.52	$11.08	$14.12	$10.30
Total return[3]	0.12%[4]	28.80%	14.63%	(18.93)%	37.56%	1.82%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$459	$476	$389	$371	$467	$387
Ratio of expenses to average net assets	0.71%[5]	0.71%	0.72%	0.71%	0.70%	0.74%
Ratio of net investment income to average net assets	0.34%[5]	0.36%	0.31%	0.20%	0.29%	0.34%
Portfolio turnover rate	7%[4]	9%	9%	26%	18%	38%

____________

*    Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I.

1       Calculated using average shares outstanding for the period/year.

2      Less than $0.01.

3      Assumes the reinvestment of distributions.

4      Not annualized.

5      Annualized.
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Select Series - Large Cap Fund Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on September 9, 2019. Effective December 22, 2023, shares of the Fund’s Retail Class were converted to the Fund’s Class I. The Fund currently offers one class of shares designated as Class I. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. The investment objective of the Fund is to provide investors with long-term growth of capital.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange.

© Brown Brothers Harriman	12

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

© Brown Brothers Harriman	14

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $19,129,377 to Class I shareholders during the six months ended April 30, 2025.

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2024:	$1,204,965	$—	$1,204,965	$—	$1,204,965
2023:	829,034	4,602,828	5,431,862	—	5,431,862

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$1,528,625	$17,556,575	$—	$(458)	$194,889,875	$213,974,617
2023:	1,203,717	—	(2,691,557)	(458)	108,146,725	106,658,427

The Fund did not have a net capital loss carryforward as of October 31, 2024.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2025, the Fund incurred $1,518,383 under the Agreement.

© Brown Brothers Harriman	16

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

B.  Expense Waivers and Reimbursements. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class I to 0.80%. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, the Investment Adviser waived fees in the amount of $0 for Class I.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $13,862 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2025. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2025 was $227,363. This amount is included in “Interest income from Custodian” in the Statement of Operations.

D.  Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $47,276 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $32,753,507 and $37,039,031, respectively.

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Effective December 22, 2023, the Fund’s Retail Class was converted to the Fund’s Class I. Transactions in Class I and Retail Class shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	1,697,159	$26,792,709	2,983,895	$44,866,167
Shares issued in connection with reinvestments of dividends	143,706	2,289,240	11,589	158,657
Shares redeemed	(1,762,026)	(28,126,878)	(4,514,999)	(66,989,006)
Net increase/(decrease)	78,839	$955,071	(1,519,515)	$(21,964,182)
Retail Class
Shares sold	—	$—	140	$1,900
Shares redeemed	—	—	(70,792)	(967,592)
Net decrease	—	$—	(70,652)	$(965,692)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the year ended October 31, 2024. Specifically:

During the year ended October 31, 2024, 69,150 shares of Retail Class were exchanged for 68,499 shares of Class I valued at $946,662.

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities

© Brown Brothers Harriman	18

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

(management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). Preferred securities are subject to issuer and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt (preferred security risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH Select Series - Large Cap Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

© Brown Brothers Harriman	20

BBH Select Series - Large Cap Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in-person meeting on December 10, 2024, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs

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BBH Select Series - Large Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio

© Brown Brothers Harriman	22

BBH Select Series - Large Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over each of the 1-, 2-, 3- 4- and 5-year periods of time, noting the Fund had average performance for the 1- and 3- year periods, above average performance for the 2- year period and below average performance for the 4- and 5- year periods each ended September 30, 2024. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. The Board also noted relevant market conditions for the Fund after September 30, 2024. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH Select Series - Large Cap Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

© Brown Brothers Harriman	24

BBH Select Series - Large Cap Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

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BBH Select Series - Large Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/ or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH

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BBH Select Series - Large Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH Select Series - Large Cap Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

© Brown Brothers Harriman	30

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH Intermediate Municipal Bond Fund

BBH Intermediate Municipal Bond Fund Portfolio Allocation April 30, 2025 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$9,838,561	0.7%
Commercial Mortgage Backed Securities	18,340,551	1.3
Municipal Bonds	1,403,029,384	95.7
Short-term Municipal Bonds	8,014,560	0.5
U.S. Treasury Bills	82,910,358	5.7
Liabilities in Excess of Cash and Other Assets	(56,508,756)	(3.9)
Net Assets	$1,465,624,658	100.0%

All data as of April 30, 2025. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

Credit Quality

	U.S. $ Value	Percent of Total Investments
AAA	$258,938,721	17.0%
AA	768,249,160	50.5
A	348,843,902	22.9
BBB	39,481,276	2.6
SP-1	8,014,560	0.5
Not rated	98,605,795	6.5
Total Investments	$1,522,133,414	100.0%

All data as of April 30, 2025. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH Intermediate Municipal Bond Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (0.7%)
	Other (0.7%)
$ 4,993,931	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	11/25/42	0.000%	$4,898,659
4,818,331	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	10/25/40	4.684	4,939,902
	Total Other			9,838,561
	Total Asset Backed Securities (Identified cost $9,918,627)			9,838,561

	Commercial Mortgage Backed Securities (1.3%)
	Other (1.3%)
9,941,382	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	11/25/38	3.542	9,309,216
6,971,806	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	12/25/38	3.261	6,030,605
2,994,533	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2]	04/25/42	4.700	3,000,730
	Total Other			18,340,551
	Total Commercial Mortgage Backed Securities (Identified cost $18,814,022)			18,340,551

	Municipal Bonds (95.7%)
	Alabama (2.6%)
12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	4.270	11,633,981
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,603,263

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Alabama (continued)
$ 11,390,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	03/01/55	5.250%	$12,015,679
10,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	10/01/55	5.000	10,485,760
	Total Alabama			37,738,683

	Alaska (0.5%)
2,500,000	State of Alaska, General Obligation Bonds[4]	08/01/26	5.000	2,559,264
1,000,000	State of Alaska, General Obligation Bonds[4]	08/01/27	5.000	1,042,951
1,200,000	State of Alaska, General Obligation Bonds[4]	08/01/28	5.000	1,270,636
1,700,000	State of Alaska, General Obligation Bonds[4]	08/01/29	5.000	1,823,176
	Total Alaska			6,696,027

	Arizona (2.2%)
2,700,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	10/01/55	6.250	2,958,936
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,806,177
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	3,966,856
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,113,746
17,425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	18,110,569
	Total Arizona			32,956,284

	Arkansas (0.2%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,052,954

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$ 1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000%	$1,045,583
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,041,224
	Total Arkansas			3,139,761

	California (12.4%)
10,430,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	8,549,500
3,500,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/31	0.000	2,785,461
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/30	5.000	1,047,421
1,120,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/33	5.000	1,201,792
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	694,470
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	617,911
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	5.000	1,077,570
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	547,854

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,500,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/39	5.000%	$1,586,475
2,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/43	5.000	2,046,025
1,675,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/44	5.000	1,707,339
17,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	02/01/52	4.070	16,348,908
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	2,712,007
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,280,046
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	539,421
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	764,376
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000	457,556
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000	775,007
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	411,100

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000%	$1,018,537
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,472,887
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	706,472
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	984,410
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	15,844,134
2,500,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/45	5.250	2,591,330
4,150,000	Glendale Unified School District, General Obligation Bonds[3]	09/01/37	0.000	2,327,613
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[3]	08/01/45	0.000	4,989,469
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	4.522	1,008,264
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,572,741
6,920,000	Long Beach Unified School District, General Obligation Bonds[3]	08/01/36	0.000	4,261,246
2,965,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	3,007,190

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$15,000,000	Los Angeles Department of Water & Power, Revenue Bonds[1,2]	07/01/48	3.000%	$15,000,000
16,095,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	3.699	15,233,901
7,240,000	Mount San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	6,970,746
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,479,863
5,595,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	3.775	5,583,803
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	603,417
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	641,039
13,000,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,484,942
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	743,703
1,410,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[2]	06/01/34	3.619	1,364,728
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	3.639	5,793,137

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$ 1,520,000	San Diego Unified School District, General Obligation Bonds	07/01/36	5.000%	$1,721,174
1,000,000	San Diego Unified School District, General Obligation Bonds	07/01/38	5.000	1,118,535
1,000,000	San Diego Unified School District, General Obligation Bonds	07/01/39	5.000	1,113,889
11,500,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250	12,096,177
3,510,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,583,218
1,015,000	South San Francisco Unified School District, General Obligation Bonds[4]	09/01/36	5.000	1,147,278
1,110,000	South San Francisco Unified School District, General Obligation Bonds[4]	09/01/37	5.000	1,244,199
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	755,783
	Total California			181,614,064

	Colorado (2.8%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,577,483
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,171,095
790,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	852,085

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Colorado (continued)
$ 3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750%	$3,497,294
1,810,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	1,881,172
2,835,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	2,971,478
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	05/15/61	4.170	9,934,611
420,304	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	404,972
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,228,479
5,000,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,714,431
11,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[2]	09/01/39	3.671	10,884,441
	Total Colorado			41,117,541

	Connecticut (2.5%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	145,819
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	396,995
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	334,809

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Connecticut (continued)
$ 1,185,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250%	$1,189,188
4,935,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	5,113,758
3,325,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,581,135
2,145,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,333,625
4,965,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,314,800
5,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/48	2.800	4,976,472
6,580,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/57	2.800	6,549,680
1,000,000	State of Connecticut, General Obligation Bonds[4]	03/15/40	5.000	1,085,466
3,000,000	State of Connecticut, General Obligation Bonds[4]	03/15/41	5.000	3,231,141
1,300,000	State of Connecticut, General Obligation Bonds[4]	03/15/42	5.000	1,389,958
1,600,000	State of Connecticut, General Obligation Bonds[4]	03/15/43	5.000	1,700,322
	Total Connecticut			37,343,168

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	District of Columbia (1.3%)
$ 5,665,000	District of Columbia, Revenue Bonds	07/15/40	5.000%	$5,677,611
3,730,000	District of Columbia, General Obligation Bonds	01/01/45	5.000	3,878,336
1,585,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	1,682,914
2,900,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,935,940
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,210,498
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,167,446
1,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,285,194
	Total District of Columbia			18,837,939

	Florida (6.1%)
17,750,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	17,862,599
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,173,748
3,060,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,266,064

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	12

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$ 7,290,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/33	5.000%	$7,764,852
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,242,606
13,310,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	13,986,786
2,725,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,841,820
3,500,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	3,808,856
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,038,432
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,037,375
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,166,815
6,630,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,714,542
3,175,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,340,611
6,360,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,427,536
3,365,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,432,111

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (continued)
$ 5,335,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/39	5.000%	$5,567,864
	Total Florida			89,672,617

	Georgia (1.4%)
3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000	3,102,339
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	7,864,395
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	7,876,552
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,742,750
	Total Georgia			20,586,036

	Hawaii (1.6%)
1,500,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds	07/01/34	5.000	1,693,557
2,150,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds	07/01/35	5.000	2,435,882
3,000,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds	07/01/36	5.000	3,372,907
2,500,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds	07/01/37	5.000	2,783,234
3,400,000	City & County Honolulu Wastewater System Revenue, Revenue Bonds	07/01/38	5.000	3,756,927

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	14

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Hawaii (continued)
$ 4,650,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/41	5.000%	$4,825,495
4,500,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/42	5.000	4,635,238
	Total Hawaii			23,503,240

	Idaho (0.4%)
4,930,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,363,453
	Total Idaho			5,363,453

	Illinois (3.3%)
3,500,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/28	5.000	3,640,833
1,180,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/29	5.000	1,245,522
1,125,000	Illinois Finance Authority, Revenue Bonds[4]	07/01/29	5.000	1,195,854
1,100,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/30	5.000	1,175,684
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	07/01/30	5.000	1,075,521
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/31	5.000	1,082,214
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/32	5.000	1,093,633
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/33	5.000	1,100,883
4,625,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,689,549
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,324,492

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$ 2,570,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250%	$2,746,427
5,145,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	5,408,386
4,625,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250	5,074,173
5,580,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	6,007,450
3,955,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,297,480
5,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	5,572,450
	Total Illinois			48,730,551
	Indiana (0.6%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,039,924
5,855,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	5,975,782
	Total Indiana			9,015,706

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	16

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Iowa (0.5%)
$ 1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000%	$1,375,462
680,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	670,398
4,795,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	5,176,773
	Total Iowa			7,222,633

	Kentucky (1.8%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,657,873
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,749,058
4,920,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,393,939
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.121	12,415,909
	Total Kentucky			26,216,779

	Louisiana (0.3%)
4,840,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	3.772	4,682,575
	Total Louisiana			4,682,575

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Massachusetts (0.6%)
$ 370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300%	$345,883
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	449,171
3,130,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	3,040,827
5,000,000	Massachusetts School Building Authority, Revenue Bonds	08/15/32	4.000	5,002,473
	Total Massachusetts			8,838,354

	Michigan (1.3%)
20,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	20,000
2,850,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	3,033,813
15,500,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[2]	04/15/47	4.370	15,438,447
	Total Michigan			18,492,260

	Minnesota (2.3%)
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	988,840
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	756,582

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	18

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$ 1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000%	$703,940
980,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,002,329
569,260	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	485,646
487,139	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	444,956
1,250,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,255,339
1,241,781	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,108,321
557,546	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	485,317
2,767,283	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,165,407
2,840,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,921,936
6,180,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	6,657,619

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$ 4,985,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500%	$5,438,345
5,120,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,655,731
3,480,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,876,339
	Total Minnesota			33,946,647

	Missouri (1.6%)
2,465,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,508,752
9,290,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	9,759,049
4,850,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,276,306
5,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	5,375,825
	Total Missouri			22,919,932

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	20

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Montana (0.3%)
$ 360,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000%	$359,961
2,475,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	2,477,783
1,385,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,421,328
	Total Montana			4,259,072

	Nebraska (1.0%)
14,450,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	14,942,004
	Total Nebraska			14,942,004

	Nevada (1.3%)
2,530,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	2,523,484
4,500,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	4,516,767
6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,458,977
750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	779,960
700,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	750,165
1,350,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,427,984
725,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	761,408
1,500,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	1,563,968
	Total Nevada			18,782,713

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	21

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Jersey (2.3%)
$ 9,575,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000%	$7,453,900
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[3]	12/15/33	0.000	2,523,095
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,544,973
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	4,932,418
12,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	12,860,352
2,375,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	2,462,583
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,591,267
	Total New Jersey			33,368,588

	New Mexico (1.9%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,671,024
620,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	619,948
9,680,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500	10,567,789
2,920,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,112,718

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	22

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Mexico (continued)
$ 4,950,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000%	$5,363,591
	Total New Mexico			27,335,070

	New York (7.8%)
5,705,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	5,725,219
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	5,048,327
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,616,707
2,000,000	New York City Transitional Finance Authority, Revenue Bonds	11/01/28	5.000	2,129,102
5,000,000	New York City Transitional Finance Authority, Revenue Bonds	11/01/29	5.000	5,394,384
3,965,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/42	5.000	4,203,303
9,750,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/42	5.000	10,335,992
2,505,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/44	5.000	2,626,501
8,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/44	5.000	8,325,646

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000%	$2,535,208
2,095,000	New York State Dormitory Authority, Revenue Bonds	03/15/42	5.000	2,225,095
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,393,543
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	4,944,736
4,075,000	New York State Thruway Authority, Revenue Bonds	03/15/42	5.000	4,273,393
8,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/26	5.000	8,008,334
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,780,419
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,790,537
2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000	2,979,570
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,067,540
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,383,110
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,160,613

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	24

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$ 1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000%	$1,558,166
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,458,857
1,145,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	1,199,927
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,052,490
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,823,880
1,050,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,090,034
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	3.971	2,750,034
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	756,257
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	3,998,588
	Total New York			114,635,512

	North Carolina (2.6%)
975,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	974,200
5,685,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	6,014,234

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (continued)
$ 4,995,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250%	$5,501,916
9,040,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,723,704
8,000,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	8,709,787
6,500,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,188,844
	Total North Carolina			38,112,685

	North Dakota (0.6%)
610,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	611,777
2,010,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	2,016,802
5,715,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,021,802
	Total North Dakota			8,650,381

	Ohio (3.2%)
8,750,000	County of Franklin, Revenue Bonds[1,2]	12/01/46	3.650	8,750,087
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,318,930

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	26

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Ohio (continued)
$ 6,430,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750%	$6,755,494
6,485,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250	7,044,727
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds[3]	02/15/38	0.000	951,626
16,000,000	State of Ohio, Revenue Bonds[2,5]	05/01/25	3.000	16,000,000
	Total Ohio			46,820,864

	Oklahoma (0.6%)
2,845,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	3,081,094
5,000,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,603,452
	Total Oklahoma			8,684,546

	Oregon (5.7%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	1,967,644
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,181,703
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[3]	06/15/36	0.000	898,396

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[3]	06/15/37	0.000%	$1,162,716
2,165,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[3]	06/15/39	0.000	2,312,529
2,555,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds[3]	06/15/40	0.000	2,712,553
1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	601,694
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,070,345
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,720,624
2,585,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/26	0.000	2,487,101
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,044,628
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,229,923
21,000,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,524,414

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	28

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[3]	06/15/31	0.000%	$765,688
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[3]	06/15/35	0.000	7,474,201
300,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/33	0.000	324,082
300,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/34	0.000	325,007
560,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/36	0.000	609,821
510,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/38	0.000	547,786
635,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/42	0.000	664,621
1,390,000	Oregon Coast Community College District, General Obligation Bonds[3]	06/15/44	0.000	1,439,356
2,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	2,016,932
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,157,225
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	4,754,330
5,135,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/41	5.000	5,251,472

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000%	$675,155
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,066,441
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	2,892,052
3,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000	2,214,983
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	5,155,758
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	811,817
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,171,481
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	975,718
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	2,012,644

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	30

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$ 6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000%	$3,021,150
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,264,438
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,209,420
4,385,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	1,646,324
	Total Oregon			83,362,172

	Pennsylvania (2.0%)
1,980,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/35	5.000	2,094,158
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/36	5.250	1,071,111
1,000,000	Allegheny County Airport Authority, Revenue Bonds, AGM	01/01/37	5.250	1,064,873
5,865,000	Butler County General Authority, Revenue Bonds, AGM (3-Month CME Term SOFR + 0.700%)[2]	10/01/34	3.755	5,626,774
7,875,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/37	0.000	7,437,794

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	31

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$ 3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000%	$1,469,712
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,115,262
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,545,815
2,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	2,848,328
	Total Pennsylvania			29,273,827

	South Carolina (0.8%)
4,075,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	4,361,036
6,830,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	7,380,936
	Total South Carolina			11,741,972

	South Dakota (1.3%)
375,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	374,564
955,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	952,993
1,070,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,077,048
The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	32

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Dakota (continued)
$ 1,850,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000%	$1,851,894
4,330,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,436,099
5,290,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,591,393
5,000,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,527,303
	Total South Dakota			19,811,294

	Tennessee (0.9%)
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,572,918
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,214,097
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,280,371
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,900,576
775,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	775,124
635,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	635,063
	Total Tennessee			13,378,149

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	33

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (10.4%)
$ 1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000%	$1,874,790
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,094,914
3,355,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/36	5.000	3,530,830
5,000,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/41	5.250	5,280,951
8,300,000	City of Houston Airport System Revenue, Revenue Bonds, AGM	07/01/48	5.250	8,523,662
3,555,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,407,861
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,920,081
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,2,4]	08/01/55	3.800	5,020,405
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,689,698
555,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	550,101
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,634,782
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,514,865

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	34

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000%	$2,017,223
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	4,144,638
5,000,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	5,020,589
2,000,000	North Texas Tollway Authority, Revenue Bonds, AGC[3]	01/01/35	0.000	1,359,636
5,115,000	North Texas Tollway Authority, Revenue Bonds, AGC[3]	01/01/36	0.000	3,319,665
10,440,000	North Texas Tollway Authority, Revenue Bonds, AGC[3]	01/01/38	0.000	6,127,279
6,040,000	State of Texas, General Obligation Bonds	08/01/34	5.000	6,373,323
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	5,823,875
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	409,345
3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	2,914,442
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	4,008,872
8,156,544	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,906,033

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	35

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 1,310,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000%	$1,309,630
3,160,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,365,454
3,210,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,447,070
3,795,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000	4,115,499
6,260,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	3.756	6,250,472
6,340,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	6,515,374
8,865,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	3.700	8,865,022
12,855,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	3.926	12,896,272

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	36

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$ 2,275,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	4.170%	$2,258,295
12,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	12,474,415
2,500,000	West Orange-Cove Consolidated Independent School District, General Obligation Bonds	02/15/33	5.000	2,783,676
	Total Texas			152,749,039

	Virginia (1.9%)
3,135,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/30	5.000	3,385,531
3,100,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/31	5.000	3,379,174
3,290,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/32	5.000	3,609,103
3,165,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/33	5.000	3,486,402
1,000,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/38	5.000	1,085,850
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,569,697

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	37

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Virginia (continued)
$ 3,700,000	York County Economic Development Authority, Revenue Bonds[1,2]	05/01/33	3.650%	$3,720,408
	Total Virginia			27,236,165

	Washington (1.5%)
2,980,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[2]	01/01/40	3.850	2,940,295
5,250,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	5,416,946
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,813,198
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,489,280
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,437,697
1,900,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	1,683,637
1,940,000	Washington Health Care Facilities Authority, Revenue Bonds[1,2]	10/01/42	4.000	1,944,707
	Total Washington			22,725,760

	Wisconsin (3.1%)
4,025,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/30	5.000	4,073,472
2,060,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/31	5.000	2,083,414
6,035,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	5,972,523
1,300,000	State of Wisconsin, General Obligation Bonds	05/01/35	5.000	1,480,567

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	38

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Wisconsin (continued)
$ 1,650,000	State of Wisconsin, General Obligation Bonds	05/01/36	5.000%	$1,860,390
13,700,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds[2,5]	05/01/25	2.750	13,700,000
735,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	749,377
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,618,599
10,225,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,243,793
	Total Wisconsin			44,782,135

	Wyoming (0.2%)
2,325,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,134,399
1,110,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,110,210
500,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	498,577
	Total Wyoming			3,743,186
	Total Municipal Bonds (Identified cost $1,419,025,270)			1,403,029,384

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	39

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Short-term Municipal Bonds (0.5%)
	California (0.5%)
$ 8,000,000	City of Los Angeles, Revenue Notes	06/26/25	5.000%	$ 8,014,560
	Total California			8,014,560
	Total Short-term Municipal Bonds (Identified cost $8,014,560)			8,014,560

	U.S. Treasury Bills (5.7%)
73,175,000	U.S. Treasury Bill[6,7]	05/27/25	4.243	72,951,478
10,000,000	U.S. Treasury Bill[6]	06/05/25	4.247	9,958,880
	Total U.S. Treasury Bills (Identified cost $82,910,358)			82,910,358

Total Investments (Identified cost 1,538,682,837)[8]			103.9%	$ 1,522,133,414
Liabilities in Excess of Cash and Other Assets			(3.9)%	(56,508,756)
Net Assets			100.0%	$ 1,465,624,658

____________

1       This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

2      Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2025 coupon or interest rate.

3      Security issued with zero coupon. Income is recognized through accretion of discount.

4      Represent a security purchased on a when-issued basis.

5      Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2025.

6      Coupon represents a yield to maturity.

7      Coupon represents a weighted average yield.

8    The aggregate cost for federal income tax purposes is $1,538,682,837, the aggregate gross unrealized appreciation is $5,992,521 and the aggregate gross unrealized depreciation is $22,541,944, resulting in net unrealized depreciation of $16,549,423.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	40

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.

Abbreviations:

AGC − Assured Guaranty Corp.

AGM − Assured Guaranty Municipal Corporation.

BAM − Build America Mutual.

BHAC − Berkshire Hathaway Assurance Corporation.

CME − Chicago Mercantile Exchange.

FGIC − Financial Guaranty Insurance Company.

FHA − Federal Housing Administration.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

NPFG − National Public Finance Guarantee Corporation.

SIFMA − Securities Industry and Financial Markets Association.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	41

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	42

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	43

BBH Intermediate Municipal Bond Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at value*	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
Asset Backed Securities	$—	$9,838,561	$—	$9,838,561
Commercial Mortgage Backed Securities	—	18,340,551	—	18,340,551
Municipal Bonds	—	1,403,029,384	—	1,403,029,384
Short-term Municipal Bonds	—	8,014,560	—	8,014,560
U.S. Treasury Bills	—	82,910,358	—	82,910,358
Total Investments, at value	$—	$1,522,133,414	$—	$1,522,133,414

____________

*   For geographical breakdown of all investments, refer to the Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	44

BBH Intermediate Municipal Bond Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at value (Cost $1,538,682,837)	$1,522,133,414
Cash	103,723
Receivables for:
Interest	14,246,626
Investments sold	8,608,918
Shares sold	592,224
Interest from Custodian	1,666
Prepaid expenses	7,147
Total Assets	1,545,693,718

Liabilities:
Payables for:
Investments purchased	77,255,666
Shares redeemed	2,086,387
Net investment advisory and administrative fees	473,153
Dividends declared	147,917
Professional fees	45,848
Custody and fund accounting fees	40,246
Transfer agent fees	8,286
Shareholder servicing fees	8,032
Board of Trustees’ fees	1,721
Accrued expenses and other liabilities	1,804
Total Liabilities	80,069,060
Net Assets	$1,465,624,658

Net Assets Consist of:
Paid-in capital	$1,510,566,584
Accumulated deficit	(44,941,926)
Net Assets	$1,465,624,658

Net Asset Value and Offering Price per Share
Class N Shares
($48,876,608 ÷ 4,817,849 shares outstanding)	$10.14
Class I Shares
($1,416,748,050 ÷ 139,826,601 shares outstanding)	$10.13

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	45

BBH Intermediate Municipal Bond Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Interest income	$27,718,855
Interest income from Custodian	9,610
Other income	63
Total Income	27,728,528

Expenses:
Investment advisory and administrative fees	2,702,348
Custody and fund accounting fees	88,018
Board of Trustees’ fees	50,936
Professional fees	49,284
Shareholder servicing fees	48,849
Transfer agent fees	25,414
Miscellaneous expenses	82,082
Total Expenses	3,046,931
Investment advisory and administrative fee waiver	(14,102)
Net Expenses	3,032,829
Net Investment Income	24,695,699

Net Realized and Unrealized Loss:
Net realized loss on investments in securities	(1,902,957)
Net change in unrealized appreciation/(depreciation) on investments in securities	(16,233,781)
Net Realized and Unrealized Loss	(18,136,738)
Net Increase in Net Assets Resulting from Operations	$6,558,961

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	46

BBH Intermediate Municipal Bond Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$24,695,699	$35,655,454
Net realized loss on investments in securities	(1,902,957)	(1,410,750)
Net change in unrealized appreciation/(depreciation) on investments in securities	(16,233,781)	39,823,516
Net increase in net assets resulting from operations	6,558,961	74,068,220

Dividends and distributions declared:
Class N	(838,728)	(1,777,835)
Class I	(23,830,760)	(33,879,850)
Total dividends and distributions declared	(24,669,488)	(35,657,685)

Share transactions:
Proceeds from sales of shares[1]	337,514,386	597,344,414
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	5,950,773	10,178,701
Proceeds from short-term redemption fees	86	1,696
Cost of shares redeemed[1]	(102,531,138)	(148,984,344)
Net increase in net assets resulting from share transactions	240,934,107	458,540,467
Total increase in net assets	222,823,580	496,951,002

Net Assets:
Beginning of period/year	1,242,801,078	745,850,076
End of period/year	$1,465,624,658	$1,242,801,078

____________

1       Includes share exchanges. See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	47

BBH Intermediate Municipal Bond Fund Financial Highlights Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$10.27	$9.74	$9.69	$10.93	$10.96	$10.76
Income from investment operations:
Net investment income[1]	0.17	0.35	0.29	0.15	0.13	0.17
Net realized and unrealized gain/(loss)	(0.13)	0.53	0.05	(1.22)	(0.02)	0.25
Total income/(loss) from investment operations	0.04	0.88	0.34	(1.07)	0.11	0.42
Dividends and distributions to shareholders:
From net investment income	(0.17)	(0.35)	(0.29)	(0.16)	(0.13)	(0.17)
From net realized gains	—	—	—	(0.01)	(0.01)	(0.05)
Total dividends and distributions to shareholders	(0.17)	(0.35)	(0.29)	(0.17)	(0.14)	(0.22)
Short-term redemption fees[1]	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.14	$10.27	$9.74	$9.69	$10.93	$10.96
Total return[3]	0.16%[4]	9.10%	3.39%	(9.91)%	1.01%	4.00%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$49	$55	$47	$55	$82	$92
Ratio of expenses to average net assets before reductions	0.71%[5]	0.70%	0.72%	0.70%	0.69%	0.71%
Fee waiver[6]	(0.06)%[5]	(0.05)%	(0.07)%	(0.05)%	(0.04)%	(0.06)%
Ratio of expenses to average net assets after reductions	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	3.44%[5]	3.42%	2.83%	1.46%	1.18%	1.58%
Portfolio turnover rate	97%[4]	201%	164%	135%	45%	32%
Portfolio turnover rate[7]	21%[4]	33%	63%	73%	23%	19%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       The ratio of expenses to average net assets for the six months ended April 30, 2025, the years ended October 31, 2024, 2023, 2022, 2021 and 2020, reflects fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective through March 1, 2026 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, the waived fees were $14,102, $25,502, $33,916, $31,643, $35,002 and $41,531, respectively.

7       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	48

BBH Intermediate Municipal Bond Fund Financial Highlights (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$10.26	$9.73	$9.68	$10.92	$10.95	$10.75
Income from investment operations:
Net investment income[1]	0.19	0.37	0.31	0.18	0.15	0.19
Net realized and unrealized gain/(loss)	(0.13)	0.53	0.04	(1.23)	(0.02)	0.25
Total income/(loss) from investment operations	0.06	0.90	0.35	(1.05)	0.13	0.44
Dividends and distributions to shareholders:
From net investment income	(0.19)	(0.37)	(0.30)	(0.18)	(0.15)	(0.19)
From net realized gains	—	—	—	(0.01)	(0.01)	(0.05)
Total dividends and distributions to shareholders	(0.19)	(0.37)	(0.30)	(0.19)	(0.16)	(0.24)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net asset value, end of period/year	$10.13	$10.26	$9.73	$9.68	$10.92	$10.95
Total return[3]	0.53%[4]	9.33%	3.60%	(9.74)%	1.21%	4.18%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$1,417	$1,188	$699	$597	$788	$656
Ratio of expenses to average net assets	0.44%[5]	0.44%	0.45%	0.46%	0.45%	0.47%
Ratio of net investment income to average net assets	3.66%[5]	3.64%	3.03%	1.69%	1.38%	1.75%
Portfolio turnover rate	97%[4]	201%	164%	135%	45%	32%
Portfolio turnover rate[6]	21%[4]	33%	63%	73%	23%	19%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	49

BBH Intermediate Municipal Bond Fund Notes to Financial Statements April 30, 2025 (unaudited)

1. Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. As of April 30, 2025, there were seven series of the Trust. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax).

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

All securities and other investments are recorded at their estimated fair value. The value of investments listed on a securities exchange is based on the last sale price prior to the time when assets are valued, or in the absence of recorded sales, at the most recent bid price on such exchange. If a readily available market quotation is not available or is determined to be unreliable, the investments may be valued utilizing evaluated prices provided by independent pricing services. In establishing such prices, the independent pricing service utilizes both dealer supplied prices and electronic data processing techniques which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, the closure of the primary exchange on which securities trade and before the Fund’s net asset value is next determined and other market data without exclusive reliance on quoted exchange prices or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of such investments. Investments may be fair valued by Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) in accordance with the BBH Trust Portfolio Valuation Policy and Procedures using methods that most fairly reflect the amount that the Fund would reasonably expect to receive for the investment on a current sale in its principal market in the ordinary course of business. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent fair value. Any futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which they are traded.

B.  Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.  Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $838,728 and $23,830,760 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2025. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2024:	$2,887,746	$—	$2,887,746	$32,769,939	$—	$35,657,685
2023:	1,294,293	—	1,294,293	20,658,181	—	21,952,474

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$—	$—	$143,353	$(26,487,633)	$(171,477)	$(315,642)	$(26,831,399)
2023:	—	—	97,537	(25,101,310)	(99,003)	(40,139,158)	(65,241,934)

The Fund had $26,487,633 net capital loss carryforwards as of October 31, 2024, of which $7,780,102 and $18,707,531, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses.

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F.   Segment Reporting. Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

G.  Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.   Fees and Other Transactions with Affiliates.

A.  Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% on the first $2.5 billion and 0.35% for amounts over $2.5 billion of the Fund’s average daily net assets. Prior to January 1, 2025, the Fund paid a combined fee, computed daily and payable monthly, equal to 0.40% of the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred $2,702,348 under the Agreement.

B.  Expense Waivers and Reimbursements. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2026, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2025, the Investment Adviser waived fees in the amount of $14,102 and $0 for Class N and Class I, respectively.

C.  Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2025, Class N shares of the Fund incurred $48,849 in shareholder servicing fees.

D.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $88,018 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2025 was $363. This amount is included under line item “Custody and fund

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the six months ended April 30, 2025 was $9,610. This amount is included in “Interest income from Custodian” in the Statement of Operations.

E.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $50,936 in Independent Trustee compensation and expense reimbursements.

F.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2025, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,499,444,285 and $1,291,906,565, respectively.

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

5.   Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	506,404	$5,188,723	1,357,186	$13,949,650
Shares issued in connection with reinvestments of dividends	81,715	837,295	172,414	1,773,986
Proceeds from short-term redemption fees	N/A	—	N/A	128
Shares redeemed	(1,130,941)	(11,615,699)	(998,345)	(10,245,687)
Net increase/ (decrease)	(542,822)	$(5,589,681)	531,255	$5,478,077

Class I
Shares sold	32,461,286	$332,325,663	56,691,791	$583,394,764
Shares issued in connection with reinvestments of dividends	499,796	5,113,478	817,789	8,404,715
Proceeds from short-term redemption fees	N/A	86	N/A	1,568
Shares redeemed	(8,926,076)	(90,915,439)	(13,538,259)	(138,738,657)
Net increase	24,035,006	$246,523,788	43,971,321	$453,062,390

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2025 and the year ended October 31, 2024. Specifically:

During the six months ended April 30, 2025, there were no shareholder exchanges.

During the year ended 2024, 55,021 shares of Class N were exchanged for 55,075 shares of Class I valued at $557,364.

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

6.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund may use derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund may remain substantially fully invested at a time when a purchase is outstanding, then the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may

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BBH Intermediate Municipal Bond Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

receive a less favorable price or yield, or may suffer a loss (when-issued and delayed delivery securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in person meeting on December 10, 2024, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement. Additionally, the Board reviewed and approved an amended fee schedule for the Fund to include breakpoints at certain assets levels.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

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BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information, during December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

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BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered the Fund’s investment performance for the 1-, 2-, 3-, 4-, 5- and 10-year periods ended September 30, 2024, noting the Fund had above average performance compared to its peer category for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services

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BBH Intermediate Municipal Bond Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data for the period October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

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BBH Intermediate Municipal Bond Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than

© Brown Brothers Harriman	64

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder

Financial Statements April 30, 2025 © Brown Brothers Harriman	65

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment

© Brown Brothers Harriman	66

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment

Financial Statements April 30, 2025 © Brown Brothers Harriman	67

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH

© Brown Brothers Harriman	68

BBH Intermediate Municipal Bond Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2025 © Brown Brothers Harriman	69

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Semi-Annual Financial Statements April 30, 2025 BBH U.S. Government Money Market Fund

BBH U.S. Government Money Market Fund Portfolio Allocation April 30, 2025 (unaudited)

Breakdown by Security Type

	U.S. $ Value	Percent of Net Assets
U.S. Treasury Bills	$5,421,091,858	77.9%
Repurchase Agreements	1,500,000,000	21.6
Cash and Other Assets in Excess of Liabilities	35,697,153	0.5
Net Assets	$6,956,789,011	100.0%

All data as of April 30, 2025. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	2

BBH U.S. Government Money Market Fund Portfolio of Investments April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bills (77.9%)
$ 160,000,000	U.S. Treasury Bill[1,2]	05/01/25	4.247%	$160,000,000
360,000,000	U.S. Treasury Bill[1,2]	05/06/25	4.244	359,789,097
335,000,000	U.S. Treasury Bill[1,2]	05/08/25	4.301	334,723,206
350,000,000	U.S. Treasury Bill[1,2]	05/13/25	4.242	349,510,042
350,000,000	U.S. Treasury Bill[1,2]	05/15/25	4.256	349,426,020
435,000,000	U.S. Treasury Bill[1,2]	05/20/25	4.234	434,036,298
375,000,000	U.S. Treasury Bill[1,2]	05/22/25	4.239	374,081,044
400,000,000	U.S. Treasury Bill[1,2]	05/27/25	4.241	398,781,698
400,000,000	U.S. Treasury Bill[1,2]	05/29/25	4.229	398,695,239
375,000,000	U.S. Treasury Bill[1,2]	06/03/25	4.254	373,552,641
385,000,000	U.S. Treasury Bill[1,2]	06/05/25	4.240	383,425,632
325,000,000	U.S. Treasury Bill[1,2]	06/10/25	4.259	323,478,472
235,000,000	U.S. Treasury Bill[1,2]	06/12/25	4.240	233,849,880
140,000,000	U.S. Treasury Bill[1,2]	07/01/25	4.237	139,008,496
125,000,000	U.S. Treasury Bill[1]	07/08/25	4.230	124,014,826
150,000,000	U.S. Treasury Bill[1]	07/24/25	4.246	148,529,825
150,000,000	U.S. Treasury Bill[1,2]	08/14/25	4.292	148,160,225
150,000,000	U.S. Treasury Bill[1,2]	09/25/25	4.154	147,506,410
145,000,000	U.S. Treasury Bill[1,2]	10/02/25	4.126	142,491,800
100,000,000	U.S. Treasury Bill[1]	10/23/25	4.135	98,031,007
	Total U.S. Treasury Bills (Cost $5,421,091,858)			5,421,091,858
The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	3

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Repurchase Agreements (21.6%)
$ 375,000,000	BNP Paribas (Agreement dated 04/30/25 collateralized by FHLMC 1.220%-7.500%, due 01/01/29-03/01/55, original par $206,107,736, value $111,088,084, FNMA 1.500%-7.575%, due 12/01/25-04/01/55, original par $448,747,801, value $180,825,292, GNMA 2.500%-6.500%, due 07/20/31-10/20/64, original par $97,322,998, value $87,884,578, U.S. Treasury Securities 4.250%-4.453%, due 07/31/26-12/31/26, original par $2,700,500, value $2,702,046)	05/01/25	4.280%	$375,000,000
375,000,000	National Australia Bank Ltd. (Agreement dated 04/30/25 collateralized by U.S. Treasury Notes 2.875%, due 05/15/28, original par $386,125,000, value $382,534,038)	05/01/25	4.300	375,000,000
375,000,000	Royal Bank of Canada (Agreement dated 04/30/25 collateralized by U.S. Treasury Notes 1.875%-4.875%, due 04/30/26-02/28/27, original par $391,708,000, value $382,667,945)	05/01/25	4.240	375,000,000

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	4

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2025 (unaudited) All investments in the United States, except as noted.
Principal Amount		Maturity Date	Interest Rate	Value
	Repurchase Agreements (continued)
$ 375,000,000	Societe Generale (Agreement dated 04/30/25 collateralized by FNMA 2.000%-2.500%, due 09/01/50-11/01/51, original par $722,385,280, value $382,500,000)	05/01/25	4.360%	$375,000,000
	Total Repurchase Agreements (Cost $1,500,000,000)			1,500,000,000

Total Investments (Cost $6,921,091,858)[3]			99.5%	$6,921,091,858
Cash and Other Assets in Excess of Liabilities			0.5%	35,697,153
Net Assets			100.0%	$6,956,789,011

____________

1       Coupon represents a yield to maturity.

2      Coupon represents a weighted average yield.

3      The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	5

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	6

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2025, 100% of the Fund’s investments in securities were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	7

BBH U.S. Government Money Market Fund Portfolio of Investments (continued) April 30, 2025 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025.

Investments, at amortized cost which approximates fair value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2025
U.S. Treasury Bills	$—	$5,421,091,858	$—	$5,421,091,858
Repurchase Agreements	—	1,500,000,000	—	1,500,000,000
Total Investments, at amortized cost which approximates fair value	$—	$6,921,091,858	$—	$6,921,091,858

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	8

BBH U.S. Government Money Market Fund Statement of Assets and Liabilities April 30, 2025 (unaudited)
Assets:
Investments in securities, at amortized cost which approximates fair value	$5,421,091,858
Repurchase agreements (Cost $1,500,000,000)	1,500,000,000
Cash	36,817,547
Receivables for:
Shares sold	794,583
Interest	178,958
Interest from Custodian	26,506
Prepaid expenses	38,533
Total Assets	6,958,947,985

Liabilities:
Payables for:
Investment advisory and administrative fees	1,236,039
Dividends declared	757,463
Custody and fund accounting fees	109,269
Professional fees	39,297
Transfer agent fees	6,705
Board of Trustees’ fees	2,526
Accrued expenses and other liabilities	7,675
Total Liabilities	2,158,974
Net Assets	$6,956,789,011

Net Assets Consist of:
Paid-in capital	$6,956,854,694
Distributions in excess of net investment income	(65,683)
Net Assets	$6,956,789,011

Net Asset Value and Offering Price per Share
Institutional Shares
($6,956,789,011 ÷ 6,956,860,712 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	9

BBH U.S. Government Money Market Fund Statement of Operations For the six months ended April 30, 2025 (unaudited)
Net Investment Income:
Income:
Interest income	$177,137,127
Interest income from Custodian	330,454
Total Income	177,467,581

Expenses:
Investment advisory and administrative fees	8,261,356
Custody and fund accounting fees	376,484
Board of Trustees’ fees	81,713
Professional fees	36,016
Transfer agent fees	25,477
Miscellaneous expenses	124,843
Total Expenses	8,905,889
Net Investment Income	168,561,692

Net Realized Gain:
Net realized gain on investments	3,297
Net Increase in Net Assets Resulting from Operations	$168,564,989

The accompanying notes are an integral part of these financial statements.

© Brown Brothers Harriman	10

BBH U.S. Government Money Market Fund Statements of Changes in Net Assets
	For the six months ended April 30, 2025 (unaudited)	For the year ended October 31, 2024
Increase/(Decrease) in Net Assets from:
Operations:
Net investment income	$168,561,692	$345,926,859
Net realized gain on investments	3,297	14,324
Net increase in net assets resulting from operations	168,564,989	345,941,183

Dividends and distributions declared:
Institutional Shares	(168,608,123)	(345,962,298)

Share transactions:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	5,099,730,046	10,379,321,440
Fund shares repurchased	(5,791,161,375)	(8,630,003,132)
Net increase/(decrease) in net assets resulting from fund share transactions	(691,431,329)	1,749,318,308
Total increase/(decrease) in net assets	(691,474,463)	1,749,297,193

Net Assets:
Beginning of period/year	7,648,263,474	5,898,966,281
End of period/year	$6,956,789,011	$7,648,263,474

The accompanying notes are an integral part of these financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	11

BBH U.S. Government Money Market Fund Financial Highlights Selected per share data and ratios for a class Institutional share outstanding throughout each period/year.
	For the six months ended April 30, 2025 (unaudited)	For the years ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.02	0.05	0.05	0.01	0.00[2]	0.01
Net realized and unrealized gain/(loss)	0.00[2]	0.00[2]	(0.01)	0.00[2]	(0.00)[2]	0.00 [2]
Total income from investment operations	0.02	0.05	0.04	0.01	0.00[2]	0.01
Dividends and distributions to shareholders:
From net investment income	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)[2]	(0.01)
Total dividends and distributions to shareholders	(0.02)	(0.05)	(0.04)	(0.01)	(0.00)[2]	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.11%[4]	5.22%	4.59%	0.75%	0.01%	0.59%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$6,957	$7,648	$5,899	$4,795	$4,227	$3,475
Ratio of expenses to average net assets before reductions	0.22%[5]	0.22%	0.23%	0.23%	0.23%	0.24%
Fee waiver[6]	—%	—%	—%	(0.08)%	(0.19)%	(0.05)%
Ratio of expenses to average net assets after reductions	0.22%[5]	0.22%	0.23%	0.15%	0.04%	0.19%
Ratio of net investment income to average net assets	4.21%[5]	5.09%	4.52%	0.73%	0.01%	0.48%

____________

1       Calculated using average shares outstanding for the period/year.

2      Less than $0.01 per share.

3      Assumes the reinvestment of distributions.

4      Not annualized.

5      Annualized.

6      During the six months ended April 30, 2025, the years ended 2024, 2023, 2022, 2021 and 2020, the investment advisory and administrative fee waivers, as a result of a voluntary operating expense limitation agreement, were $–, $–,$–, $3,724,415, $7,060,486 and $1,299,428, respectively.

The accompanying notes are an integral part of these financial statements.

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BBH U.S. Government Money Market Fund Notes to Financial Statements April 30, 2025 (unaudited)

1.   Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. At April 30, 2025, there were seven series of the Trust. The Fund commenced operations on December 12, 1983. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities.

2.   Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A.  Valuation of Investments. The Board of Trustees (the “Board”) has ultimate responsibility for the supervision and oversight of the determination of the fair value of investments. Pursuant to Rule 2a-5 of the 1940 Act, the Board has designated the Investment Adviser as its valuation designee. The Investment Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Investment Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized, including but not limited to: periodic independent pricing service due diligence meetings and reviewing the results of back testing on a monthly basis. The Investment Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

Financial Statements April 30, 2025 © Brown Brothers Harriman	13

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B.   Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C.  Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D.   Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E.   Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2025, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any such

Financial Statements April 30, 2025 © Brown Brothers Harriman	15

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.   Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $168,608,123 to Institutional shareholders during the six months ended April 30, 2025.

The tax character of distributions paid during the years ended October 31, 2024 and 2023, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2024:	$345,962,298	$—	$345,962,298	$345,962,298
2023:	243,205,629	—	243,205,629	243,205,629

As of October 31, 2024 and 2023, respectively, the components of retained earnings/(accumulated deficit) on tax basis were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2024:	$1,392,888	$—	$(463,836)	$(951,601)	$—	$(22,549)
2023:	1,303,719	—	(478,160)	(826,993)	—	(1,434)

The Fund had $463,836 net capital loss carryforwards as of October 31, 2024, of which $463,836 and $0, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

Total distributions paid may differ from the amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.  Segment Reporting. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Investment Adviser acts as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. The Fund is considered a single operating segment as the Fund has a single investment strategy as disclosed in its prospectus. The financial information provided to and reviewed by the CODM is presented in the Fund’s financial statements.

H.  Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A.   Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund

Financial Statements April 30, 2025 © Brown Brothers Harriman	17

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2025, the Fund incurred $8,261,356 for services under the Agreement.

B.   Investment Advisory and Administrative Fee Waiver. BBH may from time to time voluntarily waive all or a portion of its investment advisory and administrative fee from the Fund. For the six months ended April 30, 2025, BBH waived fees in the amount of $0 for Institutional Shares.

C.  Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is based partially on asset values and partially on individual fund transactions. The fund accounting fee is primarily an asset-based fee calculated at 0.325 basis points per annum of the Fund’s net asset value. For the six months ended April 30, 2025, the Fund incurred $376,484 in custody and fund accounting fees. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2025 was $127,156. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2025 was $330,454. This amount is included in “Interest income from Custodian” in the Statement of Operations.

D.   Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2025, the Fund incurred $81,713 in Independent Trustee compensation and expense reimbursements.

E.   Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

4.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Institutional Shares of beneficial interest, at no par value. Transactions in Institutional Shares were as follows:

	For the six months ended April 30, 2025 (unaudited)		For the year ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	5,099,718,372	$5,099,718,372	10,379,293,974	$10,379,293,974
Shares issued in connection with reinvestments of dividends	11,674	11,674	27,466	27,466
Shares redeemed	(5,791,161,375)	(5,791,161,375)	(8,630,003,132)	(8,630,003,132)
Net increase/ (decrease)	(691,431,329)	$(691,431,329)	1,749,318,308	$1,749,318,308

5.   Principal Risk Factors and Indemnifications.

A.  Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit

Financial Statements April 30, 2025 © Brown Brothers Harriman	19

BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (regulatory risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.   Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

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BBH U.S. Government Money Market Fund Notes to Financial Statements (continued) April 30, 2025 (unaudited)

6.   Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, short-term U.S. Treasury securities, U.S. government agency securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.   Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2025 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

Financial Statements April 30, 2025 © Brown Brothers Harriman	21

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection April 30, 2025 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 21, 2024 and an in-person meeting on December 10, 2024, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 10, 2024 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

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BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 10, 2024 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics.

Financial Statements April 30, 2025 © Brown Brothers Harriman	23

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 21, 2024 and December 10, 2024 meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance as compared to its peer category for each of the 1-, 2-, 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2023 through September 30, 2024, for both the Investment Adviser and BBH and corresponding

© Brown Brothers Harriman	24

BBH U.S. Government Money Market Fund Disclosure of Advisor Selection (continued) April 30, 2025 (unaudited)

expenses. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

Financial Statements April 30, 2025 © Brown Brothers Harriman	25

BBH U.S. Government Money Market Fund Conflicts of Interest April 30, 2025 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Funds. In addition, certain of such clients (including the Funds) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Funds.

The Investment Adviser and the Sub-advisers have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and each Sub-adviser monitor a variety of areas, including compliance with fund investment guidelines, the investment in only those securities that have been approved for purchase, and compliance with their respective Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a chief compliance officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Funds’ operations in such a way as to safeguard the Funds from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-advisers and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-advisers can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-advisers and the Funds has adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

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BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-advisers manage funds and accounts of clients other than the Funds (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-advisers face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Funds and Other Clients. Investments made by the Funds do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Funds. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Funds’ investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-advisers could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. From time to time, the Investment Adviser and Sub-advisers, sponsor and with other investment pools and accounts which engage in the same or similar businesses as the Funds using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-advisers may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Financial Statements April 30, 2025 © Brown Brothers Harriman	27

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Affiliated Service Providers. Other potential conflicts might include conflicts between the Funds and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Funds. BBH may have conflicting duties of loyalty while servicing the Funds and/or opportunities to further its own interest to the detriment of the Funds. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Funds’ administrator is the primary valuation agent of the Funds. BBH values securities and assets in the Funds according to the Funds’ valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Funds’ net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Funds may be aggregated with orders for other client accounts managed by the Sub-advisers. The Sub-advisers, however, are not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Funds, may seek to buy from or sell securities to another fund or account advised by BBH, the Investment Adviser. Subject to applicable law and regulation, BBH, the Investment Adviser may (but is not required to) effect purchases and sales between BBH, the Investment Adviser clients (“cross trades”), including the Funds, if BBH, the Investment Adviser or a Fund’s Sub-adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. BBH, the Investment Adviser and/or a Fund’s Sub-adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

© Brown Brothers Harriman	28

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other accounts. To the extent that a Sub-adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that a Sub-adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Funds. That investment by BBH on behalf of its discretionary investment advisory clients in the Funds may be significant at times.

Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Funds’ expense ratio. In selecting the Funds for its discretionary investment advisory clients, BBH

Financial Statements April 30, 2025 © Brown Brothers Harriman	29

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Funds benefit from additional fees when the Funds is included as an investment by a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Funds acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Funds by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Funds, which might have an adverse effect on the Funds’ investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Funds’ investments will be valued at fair value by BBH pursuant to procedures adopted by the Funds’ Board. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Funds might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Funds’ net asset value. As a result, the Funds’ sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Funds, which

© Brown Brothers Harriman	30

BBH U.S. Government Money Market Fund Conflicts of Interest (continued) April 30, 2025 (unaudited)

could have an adverse effect on the Funds. However, the Investment Adviser has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policy and procedures are intended to prevent BBH Partners and employees from trading in the same securities as the Funds. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Funds.

Gifts an Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Funds or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

Financial Statements April 30, 2025 © Brown Brothers Harriman	31

ADMINISTRATOR

BROWN BROTHERS HARRIMAN

MUTUAL FUND ADVISORY DEPARTMENT

140 BROADWAY

NEW YORK, NY 10005

DISTRIBUTOR

ALPS DISTRIBUTORS, INC.

1290 BROADWAY, SUITE 1000

DENVER, CO 80203

SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN & Co.

140 BROADWAY

NEW YORK, NY 10005

1-800-575-1265

To obtain information or make shareholder inquiries:

INVESTMENT ADVISER BROWN BROTHERS HARRIMAN MUTUAL FUND ADVISORY DEPARTMENT 140 BROADWAY NEW YORK, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
NEW YORK BEIJING BOSTON CHARLOTTE CHICAGO DUBLIN GRAND CAYMAN HONG KONG HOUSTON JERSEY CITY KRAKÓW LONDON LUXEMBOURG NASHVILLE PHILADELPHIA TOKYO WILMINGTON ZÜRICH BBH.COM

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

The Funds’ Evaluation and Approval of Advisory Contract summary by fund appears in the Financial Statements filed under Item 7 of this form.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
/s/ Daniel Greifenkamp
Daniel Greifenkamp
Title: President (Principal Executive Officer)
Date: July 9, 2025
By:	(Signature and Title)
/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 9, 2025